UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31

Date of reporting period:  JANUARY 31, 2015


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED JANUARY 31, 2015



[LOGO OF USAA]
   USAA(R)

                                   [GRAPHIC OF USAA INTERMEDIATE-TERM BOND FUND]

 ==============================================================

        SEMIANNUAL REPORT
        USAA INTERMEDIATE-TERM BOND FUND
        FUND SHARES o INSTITUTIONAL SHARES o ADVISER SHARES
        JANUARY 31, 2015

 ==============================================================



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

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PRESIDENT'S MESSAGE

"...WE BELIEVE THAT IT IS IMPORTANT FOR
INVESTORS TO FOCUS LESS ON WHAT'S                   [PHOTO OF BROOKS ENGLEHARDT]
HAPPENING DAY-TO-DAY IN THE FINANCIAL
MARKETS AND MORE ON THEIR OWN FINANCIAL
WELL-BEING."

--------------------------------------------------------------------------------

MARCH 2015

The United States was the place to be during the six-month reporting period ended January 31, 2015. Those investors who concentrated their investments in U.S. stocks and/or longer-term U.S. Treasury securities were fortuitously positioned, as these asset classes generally outperformed all other market segments. U.S. equities recorded strong gains, surpassing developed equities markets and emerging markets equities, both of which declined during the reporting period. Among U.S. stocks, growth-oriented names outperformed their value counterparts, while mid-cap stocks outpaced small-cap and large-cap stocks. Meanwhile, yields on longer-term U.S. Treasuries trended down, driving up bond prices. (Bond prices move in the opposite direction of interest rates.) Though yields were near historic lows during the period, they still remained the highest among developed nations. U.S. Treasuries also benefited from their perceived status as high-quality, safe-haven investments.

What circumstances produced these results? At USAA Investments, we believe a series of interconnected factors were at work, all of which were still in place at the end of the reporting period. These factors include:

o SLOWING INTERNATIONAL GROWTH. U.S. economic conditions improved during the reporting period, but most other countries struggled with economic weakness. The economy of continental Europe was stagnant, with some countries falling into recession, while Japan's government continued to attempt to jumpstart its sluggish economy. China's economy weakened, growing at its slowest pace in more than 24 years. At the same time, a sharp drop in commodities and energy prices weighed on emerging markets economies. Although economic divergence is likely to continue for a time, we do not believe it is likely to endure over the long term. We believe that eventually, either the global economy will rebound or else global economic weakness will dampen U.S. economic growth.

o DIVERGENT MONETARY POLICIES. Reflecting the disparity between international and U.S. economic growth, the monetary policies of the world's central banks diverged. In the United States, the Federal Reserve ended its quantitative easing asset purchases and signaled its willingness--should the data support

================================================================================

================================================================================

   it--to raise short-term interest rates. Elsewhere, central banks continued to cut rates and increase monetary stimulus to support their faltering economies.

o STRONGER U.S. DOLLAR. The divergence in monetary policies, along with differing expectations about U.S. and international economic growth, had a major impact on currencies. During the reporting period, the U.S. dollar strengthened, appreciating significantly compared to most other global currencies. In response, some countries devalued their currencies as an attempt to make their exports cheaper to foreign buyers, and therefore to boost economic growth.

o DECREASING INFLATION. Slowing international growth, divergent global monetary policies, and currency movements combined to reduce inflation expectations. The drop in energy prices was a prime example. Oil prices fell nearly 50% during 2014. Lower oil prices do have some advantages--automobile owners have more money to spend on other things--but extended periods of low inflation can lead to economic stagnation, cause consumers to postpone spending, and put pressure on corporate profit margins.

In this economic environment we believe that it is important for investors to focus less on what's happening day-to-day in the financial markets and more on their own financial well-being. As I write to you, tax season is upon us. You may be preparing to make contributions to your IRA. You may also consider setting near term goals, such as reviewing your investment strategy to make sure it still suits your objectives, time horizon, and tolerance for risk. If you'd like assistance, please call one of our financial advisors. They would be happy to help.

Looking ahead, it is too soon to identify a dominant market trend for 2015. However, we believe investors are likely to focus on higher asset quality as long as the financial markets continue to grapple with the implications of slowing global growth, divergent monetary policy, a stronger U.S. dollar, and lower oil prices. On behalf of everyone here at USAA Investments, thank you for your continued investment in our family of mutual funds.

Sincerely,

/S/ BROOKS ENGLEHARDT

Brooks Englehardt
President
USAA Investments

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. o As interest rates rise, bond prices generally fall; given the historically low interest rate environment, risks associated with rising interest rates may be heightened.
o Emerging Market countries are less diverse and mature than other countries and tend to be politically less stable. o Investments provided by USAA Investment Management Company and USAA Financial Advisors Inc., both registered broker dealers. o Financial advice provided by USAA Financial Planning Services Insurance Agency, Inc. (known as USAA Financial Insurance Agency in California, License # 0E36312), and USAA Financial Advisors, Inc., a registered broker dealer.

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

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TABLE OF CONTENTS

--------------------------------------------------------------------------------

FUND OBJECTIVE                                                                1

MANAGER'S COMMENTARY                                                          2

INVESTMENT OVERVIEW                                                           6

FINANCIAL INFORMATION

    Portfolio of Investments                                                 18

    Notes to Portfolio of Investments                                        45

    Financial Statements                                                     50

    Notes to Financial Statements                                            54

EXPENSE EXAMPLE                                                              72

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2015, USAA. All rights reserved.

202730-0315

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

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FUND OBJECTIVE

THE USAA INTERMEDIATE-TERM BOND FUND (THE FUND) SEEKS HIGH CURRENT INCOME WITHOUT UNDUE RISK TO PRINCIPAL.

--------------------------------------------------------------------------------

TYPES OF INVESTMENTS

The Fund normally invests at least 80% of its assets in a broad range of debt securities that have a dollar-weighted average portfolio maturity between three to 10 years. This 80% policy may be changed upon at least 60 days' written notice to shareholders.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

================================================================================

                                                             FUND OBJECTIVE |  1

================================================================================

MANAGER'S COMMENTARY ON THE FUND

USAA Asset Management Company
    R. MATTHEW FREUND, CFA
    JULIANNE BASS, CFA
    BRIAN W. SMITH, CFA, CPA
--------------------------------------------------------------------------------

o   WHAT WERE MARKET CONDITIONS DURING THE REPORTING PERIOD?

    When the six-month reporting period began, longer-term interest rates trended down. They edged up during September 2014 on speculation that an improving U.S. economy would lead the Federal Reserve (the Fed) to raise short-term interest rates sooner than expected. In early October, rates fell on a slide in oil prices as well as fears regarding the Ebola outbreak. The U.S. equity market also declined, with the S&P 500(R) Index dropping almost 100 points during the month. On October 29, 2014, as previously announced, the Fed ended its quantitative easing (QE) bond-buying program. Almost immediately, the Bank of Japan announced an even larger QE program.

    During November, after the Fed suggested it would wait a "considerable time" before raising short-term interest rates, stocks rebounded and longer-term interest rates rose. Rates took a new turn downward in early December 2014 on a further drop in oil prices, eurozone economic weakness, slowing growth in China, and concerns about Russia. During January 2015, longer-term interest rates continued to fall, with volatility increasing mid-month after Switzerland's central bank announced it was exiting its currency peg to the euro, causing the Swiss franc to appreciate significantly versus the euro and driving the yield on Swiss government bonds into negative territory. Also in January, the Fed said it believed the U.S. economy was on more solid footing, but it did not withdraw earlier statements that it would be "patient" about raising short-term rates. Meanwhile, the European Central Bank said it would expand its own QE program by increasing the amount and types of bonds it can purchase.

================================================================================

2  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

                   o 10-YEAR U.S. TREASURY YIELDS o

               [CHART OF 10-YEAR U.S. TREASURY YIELDS]

DATE                                YIELD IN PERCENT
 7/31/2014                               2.559
  8/1/2014                               2.493
  8/4/2014                               2.483
  8/5/2014                               2.485
  8/6/2014                               2.472
  8/7/2014                               2.412
  8/8/2014                               2.421
 8/11/2014                               2.428
 8/12/2014                                2.45
 8/13/2014                               2.418
 8/14/2014                               2.402
 8/15/2014                               2.341
 8/18/2014                               2.394
 8/19/2014                               2.401
 8/20/2014                               2.427
 8/21/2014                               2.408
 8/22/2014                               2.403
 8/25/2014                               2.383
 8/26/2014                               2.397
 8/27/2014                               2.358
 8/28/2014                               2.337
 8/29/2014                               2.344
  9/1/2014                               2.344
  9/2/2014                               2.422
  9/3/2014                               2.397
  9/4/2014                               2.451
  9/5/2014                                2.46
  9/8/2014                               2.472
  9/9/2014                               2.504
 9/10/2014                               2.542
 9/11/2014                               2.551
 9/12/2014                               2.611
 9/15/2014                                2.59
 9/16/2014                               2.593
 9/17/2014                               2.621
 9/18/2014                               2.615
 9/19/2014                               2.575
 9/22/2014                               2.565
 9/23/2014                               2.528
 9/24/2014                               2.565
 9/25/2014                               2.503
 9/26/2014                               2.529
 9/29/2014                               2.478
 9/30/2014                                2.49
 10/1/2014                               2.386
 10/2/2014                               2.426
 10/3/2014                               2.435
 10/6/2014                               2.421
 10/7/2014                                2.34
 10/8/2014                               2.322
 10/9/2014                               2.314
10/10/2014                               2.281
10/13/2014                               2.281
10/14/2014                               2.198
10/15/2014                               2.137
10/16/2014                               2.157
10/17/2014                               2.194
10/20/2014                               2.192
10/21/2014                               2.223
10/22/2014                               2.217
10/23/2014                               2.272
10/24/2014                               2.269
10/27/2014                               2.261
10/28/2014                               2.297
10/29/2014                               2.318
10/30/2014                               2.306
10/31/2014                               2.336
 11/3/2014                               2.343
 11/4/2014                               2.334
 11/5/2014                               2.343
 11/6/2014                               2.387
 11/7/2014                               2.298
11/10/2014                               2.361
11/11/2014                               2.361
11/12/2014                               2.372
11/13/2014                               2.341
11/14/2014                               2.321
11/17/2014                               2.341
11/18/2014                               2.316
11/19/2014                                2.36
11/20/2014                               2.338
11/21/2014                               2.311
11/24/2014                               2.307
11/25/2014                               2.258
11/26/2014                               2.246
11/27/2014                               2.246
11/28/2014                               2.165
 12/1/2014                               2.236
 12/2/2014                               2.293
 12/3/2014                               2.281
 12/4/2014                               2.235
 12/5/2014                               2.307
 12/8/2014                               2.258
 12/9/2014                               2.214
12/10/2014                               2.165
12/11/2014                               2.163
12/12/2014                               2.083
12/15/2014                               2.119
12/16/2014                                2.06
12/17/2014                               2.137
12/18/2014                               2.208
12/19/2014                               2.163
12/22/2014                               2.159
12/23/2014                               2.262
12/24/2014                               2.264
12/25/2014                               2.264
12/26/2014                               2.251
12/29/2014                               2.203
12/30/2014                               2.188
12/31/2014                               2.172
  1/1/2015                               2.172
  1/2/2015                               2.111
  1/5/2015                               2.033
  1/6/2015                               1.941
  1/7/2015                               1.969
  1/8/2015                               2.019
  1/9/2015                               1.946
 1/12/2015                               1.908
 1/13/2015                               1.901
 1/14/2015                               1.856
 1/15/2015                               1.716
 1/16/2015                               1.838
 1/19/2015                               1.838
 1/20/2015                               1.789
 1/21/2015                               1.873
 1/22/2015                               1.864
 1/23/2015                               1.798
 1/26/2015                               1.825
 1/27/2015                               1.824
 1/28/2015                               1.722
 1/29/2015                               1.752

                             [END CHART]

                    Source: Bloomberg Finance L.P.

    At the end of the reporting period, market participants seemed to believe that the Fed might raise interest rates late during the fourth quarter of 2015. However, we believe that the Fed is likely to keep rates lower for a longer period of time, as inflation remains muted and unemployment levels have improved despite the global economic slowdown. We consider it unlikely that the Fed will act soley out of a desire to normalize interest rates.

    The U.S. Treasury yield curve flattened during the reporting period, with longer-term maturities falling more than shorter-term maturities. The 10-year U.S. Treasury yield, which had started the period at 2.56%, fell 92 basis points to end the period at 1.64%. The 30-year U.S. Treasury yield fell 109 basis points, while three-year and five-year U.S. Treasury yields fell by 26 basis points and 60 basis points, respectively. The flattening yield curve was attributable to eurozone economic weakness, slowing growth in China, a decline in oil prices, and a stronger U.S. dollar, which collectively dampened inflationary expectations. Meanwhile, the U.S. stock market generated a modest gain for the reporting period overall.

================================================================================

                                           MANAGER'S COMMENTARY ON THE FUND |  3

================================================================================

    Yield spreads widened across the credit spectrum, with single A, BBB, and high-yield spreads widening 28 basis points, 53 basis points, and 122 basis points, respectively. Spreads (yield differentials versus U.S. Treasury securities of comparable maturity) are generally considered an indication of risk: the wider the spread, the greater the credit risk. Altogether, yields on investment grade corporate bonds fell slightly, while yields on high-yield bonds rose.

o HOW DID THE USAA INTERMEDIATE-TERM BOND FUND (THE FUND) PERFORM DURING THE REPORTING PERIOD?

    The Fund has three share classes: Fund Shares, Institutional Shares, and Adviser Shares. For the six-month reporting period ended January 31, 2015, the Fund Shares, Institutional Shares, and Adviser Shares had total returns of 2.06%, 2.11%, and 1.96%, respectively. This compares to returns of 4.36% for the Barclays U.S. Aggregate Bond Index (the Index) and 3.90% for the Lipper Index*. At the same time, the Fund Shares, Institutional Shares, and Adviser Shares provided a one-year dividend yield of 4.02%, 4.13%, and 3.80%, respectively, compared to 3.15% for the Lipper Core Plus Bond Funds Average.

    USAA Asset Management Company is the Fund's investment adviser. The investment adviser provides day-to-day discretionary management for the Fund's assets.

o   WHAT WERE YOUR STRATEGIES IN THIS ENVIRONMENT?

    We continued to adhere to our disciplined investment approach, which is to maintain an attractive yield with an acceptable level of price volatility,

    *The Lipper Index tracks the performance of funds that invest primarily in investment-grade debt issues (four highest long-term credit ratings) with dollar-weighted average maturities of five to ten years. SOURCE:
    LIPPER, A THOMSON REUTERS COMPANY.

    Refer to page 8 for benchmark definitions.

    PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

================================================================================

4  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

    We have always believed the Fund should be adequately compensated for any risk taken. During the reporting period, we continued to seek relative values across the fixed-income market, selecting bonds one at a time for the portfolio. We relied on our team of credit analysts to help us evaluate each potential investment individually, rather than on the basis of thematic trends. During the reporting period, we found value primarily in investment-grade corporate bonds. We also took advantage of attractive opportunities to lengthen the Fund's duration through the purchase of longer-term U.S. Treasuries.

    The Fund provided a positive total return during the reporting period, benefiting from the income generated by its portfolio of bonds. The Fund's long-term income distribution, not its price appreciation, generally contributes the majority of its total return. That said, the Fund underperformed both the Index and the Lipper Index. It was hampered by its relatively shorter duration, as longer-duration bonds were the best-performing securities in both indices. (Duration is a measure of a portfolio's sensitivity to interest rates.) In addition, as credit spreads widened, the Fund's significant exposure to corporate bonds detracted from returns. The Fund's energy-related corporate bond holdings weighed on performance as the drop in oil prices hurt many of these names. This was offset somewhat by the Fund's holdings of longer-duration securities and municipal bonds.

    Our credit analysts continue to monitor every holding in the portfolio. We remain committed to building a portfolio diversified among multiple asset classes and across a large number of issuers. To minimize the Fund's exposure to potential surprises, we limit the positions we take in any one issuer.

    Thank you for your continued investment in the Fund.

    Standard & Poor's 500 Index and S&P are registered trademarks. The S&P 500 Index is an unmanaged index of 500 stocks. The S&P 500 focuses on the large cap segment of the market, covering 75% of the U.S. equities market. S&P 500 is a trademark of the McGraw-Hill Companies, Inc. o As interest rates rise, bond prices generally fall; given the historically low interest rate environment, risks associated with rising interest rates may be heightened.
    o Diversification is a technique intended to help reduce risk and does not guarantee a profit or prevent a loss. o Non-investment grade securities are considered speculative and are subject to significant credit risk. They are sometimes referred to as junk bonds since they represent a greater risk of default than more creditworthy investment-grade securities.

================================================================================

                                           MANAGER'S COMMENTARY ON THE FUND |  5

================================================================================

INVESTMENT OVERVIEW

USAA INTERMEDIATE-TERM BOND FUND SHARES (FUND SHARES) (Ticker Symbol: USIBX)

--------------------------------------------------------------------------------
                                                 1/31/15             7/31/14
--------------------------------------------------------------------------------
Net Assets                                    $2.1 Billion         $1.9 Billion
Net Asset Value Per Share                       $10.95               $10.96

Dollar-Weighted Average
Portfolio Maturity(+)                          6.1 Years            5.6 Years

(+)Obtained by multiplying the dollar value of each investment by the number of days left to its maturity, adding those figures together, and dividing them by the total dollar value of the Fund's portfolio.

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/15
--------------------------------------------------------------------------------
   7/31/14 - 1/31/15*             1 YEAR             5 YEARS           10 YEARS
        2.06%                     5.70%              7.23%              6.00%

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/14
--------------------------------------------------------------------------------
   1 YEAR                               5 YEARS                         10 YEARS
   5.75%                                7.53%                            5.90%

--------------------------------------------------------------------------------
 30-DAY SEC YIELD** AS OF 1/31/15                EXPENSE RATIO AS OF 7/31/14***
--------------------------------------------------------------------------------
                  3.04%                                       0.70%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**Calculated as prescribed by the Securities and Exchange Commission.

***The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated December 1, 2014, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses. Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions (including capital gains distributions), redemption of shares, or reinvested net investment income.

================================================================================

6  | USAA INTERMEDIATE-TERM BOND FUND

AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS - PERIODS ENDED JANUARY 31, 2015

-------------------------------------------------------------------------------------
                     TOTAL RETURN      =     DIVIDEND RETURN       +     PRICE CHANGE
-------------------------------------------------------------------------------------
10 YEARS                   6.00%       =           5.31%           +         0.69%
5 YEARS                    7.23%       =           4.99%           +         2.24%
1 YEAR                     5.70%       =           4.17%           +         1.53%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT usaa.com.

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS FOR ONE-YEAR PERIODS ENDED JANUARY 31, 2006 - JANUARY 31, 2015

   [CHART OF ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS]

---------------------------------------------------------------------------------------
                       TOTAL RETURN         DIVIDEND RETURN      CHANGE IN SHARE PRICE
---------------------------------------------------------------------------------------
1/31/2006                   2.09%               4.62%                   -2.53%
1/31/2007                   4.92%               5.02%                   -0.10%
1/31/2008                   4.20%               5.30%                   -1.10%
1/31/2009                 -15.58%               5.07%                  -20.65%
1/31/2010                  34.12%               8.61%                   25.51%
1/31/2011                  11.73%               6.04%                    5.69%
1/31/2012                   7.27%               3.33%                    3.94%
1/31/2013                   9.59%               7.54%                    2.05%
1/31/2014                   2.43%               4.30%                   -1.87%
1/31/2015                   5.70%               4.17%                    1.53%

                             [END CHART]

   NOTE THE ROLE THAT DIVIDEND RETURNS PLAY IN THE FUND SHARES' TOTAL
   RETURN OVER TIME. WHILE SHARE PRICES TEND TO VARY, DIVIDEND RETURNS GENERALLY ARE A RELATIVELY STABLE COMPONENT OF TOTAL RETURNS.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions (including capital gains distributions), redemption of shares, or reinvested net investment income.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

================================================================================

                o CUMULATIVE PERFORMANCE COMPARISON o

             [CHART OF CUMULATIVE PERFORMANCE COMPARISON]


                USAA INTERMEDIATE-TERM                       BARCLAYS U.S. AGGREGATE
                   BOND FUND SHARES          LIPPER INDEX         BOND INDEX
 1/31/2005             $ 10,000.00            $ 10,000.00         $ 10,000.00
 2/28/2005                9,960.22               9,957.60            9,940.97
 3/31/2005                9,909.85               9,898.67            9,889.91
 4/30/2005               10,040.16              10,020.47           10,023.76
 5/31/2005               10,126.16              10,125.68           10,132.21
 6/30/2005               10,194.57              10,185.07           10,187.46
 7/31/2005               10,104.06              10,105.52           10,094.71
 8/31/2005               10,232.79              10,231.98           10,224.12
 9/30/2005               10,144.05              10,128.21           10,118.80
10/31/2005               10,079.86              10,044.80           10,038.72
11/30/2005               10,129.81              10,081.57           10,083.12
12/31/2005               10,222.60              10,173.35           10,178.99
 1/31/2006               10,208.96              10,186.29           10,179.56
 2/28/2006               10,239.80              10,216.35           10,213.35
 3/31/2006               10,171.69              10,117.60           10,113.13
 4/30/2006               10,140.08              10,103.56           10,094.80
 5/31/2006               10,141.51              10,092.57           10,084.03
 6/30/2006               10,155.20              10,103.37           10,105.40
 7/31/2006               10,278.04              10,243.54           10,242.05
 8/31/2006               10,435.62              10,397.53           10,398.84
 9/30/2006               10,553.62              10,484.54           10,490.18
10/31/2006               10,626.54              10,555.36           10,559.57
11/30/2006               10,755.83              10,677.61           10,682.08
12/31/2006               10,702.56              10,627.61           10,620.08
 1/31/2007               10,711.65              10,616.81           10,615.73
 2/28/2007               10,885.82              10,788.71           10,779.42
 3/31/2007               10,878.40              10,784.99           10,779.75
 4/30/2007               10,944.53              10,839.27           10,837.88
 5/31/2007               10,849.03              10,747.34           10,755.74
 6/30/2007               10,823.97              10,703.54           10,723.92
 7/31/2007               10,838.81              10,762.57           10,813.38
 8/31/2007               10,923.01              10,859.67           10,945.91
 9/30/2007               10,999.78              10,975.93           11,028.95
10/31/2007               11,068.50              11,047.95           11,128.02
11/30/2007               11,131.62              11,190.84           11,328.14
12/31/2007               11,113.25              11,204.40           11,359.96
 1/31/2008               11,162.01              11,391.32           11,550.78
 2/29/2008               11,078.73              11,334.36           11,566.82
 3/31/2008               11,012.58              11,217.01           11,606.28
 4/30/2008               10,993.92              11,275.52           11,582.03
 5/31/2008               11,024.90              11,187.16           11,497.10
 6/30/2008               10,938.73              11,094.20           11,487.80
 7/31/2008               10,830.00              10,987.73           11,478.43
 8/31/2008               10,828.46              11,053.51           11,587.37
 9/30/2008               10,402.12              10,709.42           11,431.73
10/31/2008                9,683.11              10,310.87           11,161.89
11/30/2008                9,497.68              10,293.89           11,525.21
12/31/2008                9,390.58              10,676.84           11,955.21
 1/31/2009                9,424.66              10,660.66           11,849.72
 2/28/2009                9,362.06              10,541.30           11,805.00
 3/31/2009                9,552.87              10,740.60           11,969.10
 4/30/2009                9,781.74              10,925.99           12,026.33
 5/31/2009               10,442.19              11,187.82           12,113.56
 6/30/2009               10,739.71              11,322.35           12,182.46
 7/31/2009               11,127.65              11,650.61           12,378.96
 8/31/2009               11,482.87              11,817.01           12,507.13
 9/30/2009               11,858.86              12,033.34           12,638.52
10/31/2009               12,073.83              12,142.89           12,700.92
11/30/2009               12,245.10              12,293.04           12,865.35
12/31/2009               12,288.31              12,203.74           12,664.25
 1/31/2010               12,637.97              12,424.20           12,857.71
 2/28/2010               12,725.00              12,486.82           12,905.72
 3/31/2010               12,919.15              12,556.49           12,889.85
 4/30/2010               13,167.11              12,730.73           13,024.03
 5/31/2010               13,017.48              12,736.16           13,133.63
 6/30/2010               13,135.45              12,941.63           13,339.58
 7/31/2010               13,383.32              13,120.55           13,481.90
 8/31/2010               13,612.81              13,318.06           13,655.38
 9/30/2010               13,808.85              13,396.89           13,669.93
10/31/2010               14,015.58              13,477.80           13,718.61
11/30/2010               13,980.55              13,371.82           13,639.76
12/31/2010               13,941.34              13,255.36           13,492.67
 1/31/2011               14,120.64              13,325.37           13,508.38
 2/28/2011               14,237.86              13,379.82           13,542.17
 3/31/2011               14,304.48              13,395.67           13,549.65
 4/30/2011               14,536.17              13,593.91           13,721.65
 5/31/2011               14,707.94              13,737.61           13,900.71
 6/30/2011               14,591.78              13,670.78           13,860.02
 7/31/2011               14,778.90              13,862.22           14,079.95
 8/31/2011               14,634.29              13,919.79           14,285.66
 9/30/2011               14,507.32              13,887.46           14,389.58
10/31/2011               14,709.91              14,002.94           14,405.04
11/30/2011               14,645.93              13,913.01           14,392.54
12/31/2011               14,825.79              14,088.01           14,550.72
 1/31/2012               15,097.59              14,328.65           14,678.49
 2/29/2012               15,232.77              14,382.84           14,675.12
 3/31/2012               15,268.35              14,348.23           14,594.71
 4/30/2012               15,415.28              14,517.72           14,756.51
 5/31/2012               15,451.23              14,616.22           14,890.03
 6/30/2012               15,531.16              14,670.49           14,895.87
 7/31/2012               15,853.97              14,925.22           15,101.33
 8/31/2012               15,982.67              14,977.47           15,111.20
 9/30/2012               16,139.99              15,070.74           15,132.00
10/31/2012               16,360.06              15,136.03           15,161.76
11/30/2012               16,442.96              15,184.43           15,185.69
12/31/2012               16,485.93              15,189.55           15,164.06
 1/31/2013               16,545.10              15,132.47           15,058.00
 2/28/2013               16,681.43              15,214.56           15,133.48
 3/31/2013               16,772.54              15,242.25           15,145.57
 4/30/2013               16,997.02              15,408.25           15,298.82
 5/31/2013               16,811.68              15,137.73           15,025.86
 6/30/2013               16,397.18              14,810.41           14,793.43
 7/31/2013               16,501.49              14,864.35           14,813.66
 8/31/2013               16,408.65              14,756.43           14,737.93
 9/30/2013               16,498.37              14,937.01           14,877.46
10/31/2013               16,712.45              15,077.84           14,997.74
11/30/2013               16,728.12              15,050.08           14,941.59
12/31/2013               16,702.33              14,962.15           14,857.15
 1/31/2014               16,946.83              15,176.93           15,076.67
 2/28/2014               17,085.70              15,275.45           15,156.83
 3/31/2014               17,145.31              15,248.75           15,131.01
 4/30/2014               17,314.55              15,371.41           15,258.70
 5/31/2014               17,483.75              15,550.30           15,432.42
 6/30/2014               17,542.68              15,574.45           15,440.40
 7/31/2014               17,552.23              15,529.65           15,401.67
 8/31/2014               17,691.97              15,692.66           15,571.70
 9/30/2014               17,590.58              15,575.09           15,465.97
10/31/2014               17,664.83              15,714.90           15,617.99
11/30/2014               17,740.56              15,821.35           15,728.79
12/31/2014               17,660.92              15,795.29           15,743.53
 1/31/2015               17,913.05              16,135.61           16,073.63

                             [END CHART]

                    Data from 1/31/05 to 1/31/15.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Intermediate-Term Bond Fund Shares to the following benchmarks:

o The Lipper Index tracks the performance of funds that invest primarily in investment-grade debt issues (rated in top four grades) with dollar-weighted average maturities of five to ten years. SOURCE: LIPPER, A THOMSON REUTERS COMPANY.

o The unmanaged Barclays U.S. Aggregate Bond Index covers the U.S. investment-grade rated bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-backed securities that have remaining maturities of more than one year.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indexes does not reflect the deduction of any fees, expenses, or taxes.

================================================================================

8  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

                     o 12-MONTH DIVIDEND YIELD COMPARISON o

                  [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

            USAA INTERMEDIATE-                 LIPPER CORE PLUS
              TERM BOND FUND                       BOND FUNDS
                 SHARES                             AVERAGE
1/31/2006         4.79                               4.19
1/31/2007         4.79                               4.48
1/31/2008         4.98                               4.60
1/31/2009         5.80                               5.63
1/31/2010         5.16                               4.60
1/31/2011         4.37                               3.71
1/31/2012         3.83                               3.62
1/31/2013         4.60                               3.06
1/31/2014         4.31                               2.83
1/31/2015         4.02                               3.15

                                   [END CHART]

The 12-month dividend yield is computed by dividing net investment income dividends paid during the previous 12 months by the latest adjusted month-end net asset value. The net asset value is adjusted for a portion of the capital gains distributed during the previous nine months. The graph represents data for periods ending 1/31/06 to 1/31/15.

The Lipper Core Plus Bond Funds Average is the average performance level of all investment-grade debt funds, as reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

USAA INTERMEDIATE-TERM BOND FUND INSTITUTIONAL SHARES (INSTITUTIONAL SHARES) (Ticker Symbol: UIITX)

--------------------------------------------------------------------------------
                                        1/31/15                      7/31/14
--------------------------------------------------------------------------------
Net Assets                           $1.3 Billion                 $1.3 Billion
Net Asset Value Per Share               $10.95                       $10.96

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/15
--------------------------------------------------------------------------------

7/31/14 - 1/31/15*        1 YEAR        5 YEARS       SINCE INCEPTION 8/01/08
      2.11%                5.83%         7.36%                8.19%

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/14
--------------------------------------------------------------------------------

1 YEAR                  5 YEARS                      SINCE INCEPTION 8/01/08
5.88%                   7.68%                                8.07%

--------------------------------------------------------------------------------
  30-DAY SEC YIELD** AS OF 1/31/15              EXPENSE RATIO AS OF 7/31/14***
--------------------------------------------------------------------------------
            3.17%                                        0.56%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT usaa.com.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**Calculated as prescribed by the Securities and Exchange Commission.

***The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated December 1, 2014, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses. Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions (including capital gains distributions), redemption of shares, or reinvested net investment income. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds).

================================================================================

10  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                    USAA INTERMEDIATE-                          BARCLAYS U.S.
                     TERM BOND FUND                            AGGREGATE BOND
                  INSTITUTIONAL SHARES      LIPPER INDEX            INDEX
 7/31/2008            $10,000.00             $10,000.00            $10,000.00
 8/31/2008              9,995.51              10,059.87             10,094.91
 9/30/2008              9,603.48               9,746.71              9,959.32
10/31/2008              8,941.32               9,383.98              9,724.23
11/30/2008              8,771.29               9,368.53             10,040.76
12/31/2008              8,673.92               9,717.05             10,415.37
 1/31/2009              8,706.83               9,702.33             10,323.47
 2/28/2009              8,650.28               9,593.70             10,284.50
 3/31/2009              8,827.96               9,775.08             10,427.47
 4/30/2009              9,040.93               9,943.81             10,477.33
 5/31/2009              9,652.88              10,182.10             10,553.32
 6/30/2009              9,929.45              10,304.54             10,613.35
 7/31/2009             10,289.85              10,603.29             10,784.54
 8/31/2009             10,619.91              10,754.73             10,896.20
 9/30/2009             10,969.35              10,951.61             11,010.66
10/31/2009             11,170.03              11,051.31             11,065.03
11/30/2009             11,330.16              11,187.97             11,208.28
12/31/2009             11,372.15              11,106.69             11,033.08
 1/31/2010             11,697.42              11,307.34             11,201.62
 2/28/2010             11,779.67              11,364.32             11,243.45
 3/31/2010             11,949.41              11,427.73             11,229.63
 4/30/2010             12,193.02              11,586.31             11,346.52
 5/31/2010             12,056.28              11,591.25             11,442.00
 6/30/2010             12,167.42              11,778.25             11,621.43
 7/31/2010             12,399.30              11,941.09             11,745.42
 8/31/2010             12,613.97              12,120.85             11,896.55
 9/30/2010             12,797.72              12,192.59             11,909.23
10/31/2010             12,991.55              12,266.22             11,951.63
11/30/2010             12,961.29              12,169.77             11,882.94
12/31/2010             12,927.36              12,063.78             11,754.80
 1/31/2011             13,095.79              12,127.49             11,768.48
 2/28/2011             13,206.51              12,177.05             11,797.92
 3/31/2011             13,270.59              12,191.48             11,804.44
 4/30/2011             13,474.88              12,371.90             11,954.28
 5/31/2011             13,649.10              12,502.68             12,110.29
 6/30/2011             13,543.39              12,441.86             12,074.83
 7/31/2011             13,719.21              12,616.09             12,266.44
 8/31/2011             13,587.04              12,668.48             12,445.65
 9/30/2011             13,470.13              12,639.06             12,536.18
10/31/2011             13,659.13              12,744.16             12,549.65
11/30/2011             13,600.79              12,662.31             12,538.76
12/31/2011             13,768.99              12,821.58             12,676.57
 1/31/2012             14,022.38              13,040.59             12,787.88
 2/29/2012             14,148.83              13,089.91             12,784.95
 3/31/2012             14,182.91              13,058.41             12,714.90
 4/30/2012             14,320.11              13,212.66             12,855.86
 5/31/2012             14,354.33              13,302.31             12,972.18
 6/30/2012             14,429.43              13,351.70             12,977.27
 7/31/2012             14,730.70              13,583.53             13,156.26
 8/31/2012             14,851.51              13,631.08             13,164.86
 9/30/2012             14,998.77              13,715.97             13,182.98
10/31/2012             15,204.39              13,775.39             13,208.91
11/30/2012             15,283.23              13,819.44             13,229.75
12/31/2012             15,324.47              13,824.10             13,210.92
 1/31/2013             15,380.41              13,772.15             13,118.52
 2/28/2013             15,508.42              13,846.86             13,184.27
 3/31/2013             15,594.54              13,872.06             13,194.80
 4/30/2013             15,804.67              14,023.14             13,328.31
 5/31/2013             15,633.59              13,776.93             13,090.51
 6/30/2013             15,263.30              13,479.04             12,888.02
 7/31/2013             15,346.95              13,528.13             12,905.64
 8/31/2013             15,261.84              13,429.91             12,839.67
 9/30/2013             15,360.79              13,594.26             12,961.22
10/31/2013             15,546.78              13,722.43             13,066.01
11/30/2013             15,562.59              13,697.17             13,017.09
12/31/2013             15,539.84              13,617.14             12,943.53
 1/31/2014             15,769.19              13,812.61             13,134.78
 2/28/2014             15,900.11              13,902.27             13,204.61
 3/31/2014             15,957.39              13,877.98             13,182.12
 4/30/2014             16,116.67              13,989.61             13,293.36
 5/31/2014             16,276.00              14,152.42             13,444.71
 6/30/2014             16,347.03              14,174.40             13,451.66
 7/31/2014             16,342.55              14,133.62             13,417.92
 8/31/2014             16,474.27              14,281.98             13,566.04
 9/30/2014             16,381.37              14,174.98             13,473.93
10/31/2014             16,452.05              14,302.22             13,606.37
11/30/2014             16,523.95              14,399.10             13,702.90
12/31/2014             16,451.14              14,375.39             13,715.75
 1/31/2015             16,687.57              14,685.11             14,003.33

                                   [END CHART]

                       Data from 7/31/08 through 1/31/15.*

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Intermediate-Term Bond Fund Institutional Shares to the Fund's benchmarks listed above (see page 8 for benchmark definitions).

* The performance of the Lipper Index and the Barclays U.S. Aggregate Bond Index is calculated from the end of the month, July 31, 2008, while the inception date of the Institutional Shares is August 1, 2008. There may be a slight variation of performance numbers because of this difference.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indexes does not reflect the deduction of any fees, expenses, or taxes.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

                     o 12-MONTH DIVIDEND YIELD COMPARISON o

                  [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                       USAA INTERMEDIATE-       LIPPER CORE PLUS
                         TERM BOND FUND            BOND FUNDS
                     INSTITUTIONAL SHARES           AVERAGE
1/31/2010                    6.15                    4.60
1/31/2011                    5.64                    3.71
1/31/2012                    5.37                    3.62
1/31/2013                    4.69                    3.06
1/31/2014                    4.41                    2.83
1/31/2015                    4.13                    3.15

                                   [END CHART]

The 12-month dividend yield is computed by dividing net investment income dividends paid during the previous 12 months by the latest adjusted month-end net asset value. The net asset value is adjusted for a portion of the capital gains distributed during the previous nine months. The graph represents data for periods ending 1/31/10 to 1/31/15.

The Lipper Core Plus Bond Funds Average is the average performance level of all investment-grade debt funds, as reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

================================================================================

12  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

USAA INTERMEDIATE-TERM BOND FUND ADVISER SHARES (ADVISER SHARES) (Ticker Symbol:
UITBX)

--------------------------------------------------------------------------------
                                      1/31/15                      7/31/14
--------------------------------------------------------------------------------
Net Assets                         $114.5 Million               $42.8 Million
Net Asset Value Per Share             $10.94                       $10.95

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/15
--------------------------------------------------------------------------------

  7/31/14 - 1/31/15*               1 YEAR               SINCE INCEPTION 8/01/10
         1.96%                      5.47%                         6.39%

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/14
--------------------------------------------------------------------------------
  1 YEAR                                                SINCE INCEPTION 8/01/10
   5.61%                                                         6.20%

--------------------------------------------------------------------------------
  30-DAY SEC YIELD** AS OF 1/31/15              EXPENSE RATIO AS OF 7/31/14 ***
--------------------------------------------------------------------------------
               2.84%                                        0.94%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT usaa.com.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**Calculated as prescribed by the Securities and Exchange Commission.

***The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated December 1, 2014, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses. Prior to December 1, 2014, the Adviser Shares' expense limitation was 0.95% of average net assets.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions (including capital gains distributions), redemption of shares, or reinvested net investment income.

================================================================================

                                                       INVESTMENT OVERVIEW |  13

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                   USAA INTERMEDIATE-                             BARCLAYS U.S.
                    TERM BOND FUND                               AGGREGATE BOND
                    ADVISER SHARES          LIPPER INDEX              INDEX
 7/31/2010            $10,000.00            $10,000.00             $10,000.00
 8/31/2010             10,167.97             10,150.54              10,128.67
 9/30/2010             10,321.93             10,210.61              10,139.47
10/31/2010             10,473.75             10,272.28              10,175.57
11/30/2010             10,444.97             10,191.51              10,117.09
12/31/2010             10,402.80             10,102.74              10,007.99
 1/31/2011             10,534.01             10,156.10              10,019.64
 2/28/2011             10,629.23             10,197.61              10,044.70
 3/31/2011             10,666.05             10,209.68              10,050.25
 4/30/2011             10,836.23             10,360.78              10,177.83
 5/31/2011             10,961.69             10,470.30              10,310.65
 6/30/2011             10,882.66             10,419.36              10,280.46
 7/31/2011             11,019.42             10,565.27              10,443.59
 8/31/2011             10,898.39             10,609.15              10,596.17
 9/30/2011             10,800.87             10,584.51              10,673.26
10/31/2011             10,949.26             10,672.52              10,684.72
11/30/2011             10,909.42             10,603.98              10,675.45
12/31/2011             11,040.42             10,737.36              10,792.78
 1/31/2012             11,240.16             10,920.77              10,887.55
 2/29/2012             11,327.45             10,962.07              10,885.05
 3/31/2012             11,350.95             10,935.69              10,825.41
 4/30/2012             11,468.29             11,064.87              10,945.43
 5/31/2012             11,492.11             11,139.94              11,044.46
 6/30/2012             11,537.81             11,181.31              11,048.79
 7/31/2012             11,774.97             11,375.45              11,201.19
 8/31/2012             11,867.33             11,415.27              11,208.51
 9/30/2012             11,981.60             11,486.36              11,223.94
10/31/2012             12,142.42             11,536.12              11,246.01
11/30/2012             12,211.85             11,573.01              11,263.76
12/31/2012             12,240.84             11,576.91              11,247.72
 1/31/2013             12,270.24             11,533.41              11,169.05
 2/28/2013             12,379.76             11,595.97              11,225.04
 3/31/2013             12,444.20             11,617.08              11,234.00
 4/30/2013             12,596.42             11,743.60              11,347.67
 5/31/2013             12,455.72             11,537.42              11,145.21
 6/30/2013             12,156.60             11,287.95              10,972.81
 7/31/2013             12,219.48             11,329.06              10,987.81
 8/31/2013             12,147.56             11,246.80              10,931.64
 9/30/2013             12,222.46             11,384.43              11,035.13
10/31/2013             12,377.93             11,491.77              11,124.35
11/30/2013             12,386.38             11,470.61              11,082.70
12/31/2013             12,352.59             11,403.60              11,020.07
 1/31/2014             12,531.20             11,567.29              11,182.90
 2/28/2014             12,643.21             11,642.38              11,242.36
 3/31/2014             12,672.93             11,622.04              11,223.21
 4/30/2014             12,795.45             11,715.52              11,317.91
 5/31/2014             12,917.79             11,851.87              11,446.77
 6/30/2014             12,970.20             11,870.27              11,452.69
 7/31/2014             12,962.55             11,836.12              11,423.96
 8/31/2014             13,075.34             11,960.36              11,550.08
 9/30/2014             12,986.88             11,870.76              11,471.65
10/31/2014             13,051.48             11,977.32              11,584.41
11/30/2014             13,093.40             12,058.45              11,666.59
12/31/2014             13,044.24             12,038.59              11,677.53
 1/31/2015             13,216.24             12,297.96              11,922.38

                                   [END CHART]

                         Data from 7/31/10 to 1/31/15.*

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Intermediate-Term Bond Fund Adviser Shares to the Fund's benchmarks listed above (see page 8 for benchmark definitions).

* The performance of the Lipper Index and the Barclays U.S. Aggregate Bond Index is calculated from the end of the month, July 31, 2010, while the inception date of the Adviser Shares is August 1, 2010. There may be a slight variation of performance numbers because of this difference

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indexes does not reflect the deduction of any fees, expenses, or taxes.

================================================================================

14  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

                     o 12-MONTH DIVIDEND YIELD COMPARISON o

                  [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                       USAA INTERMEDIATE-       LIPPER CORE PLUS
                         TERM BOND FUND           BOND FUNDS
                         ADVISER SHARES             AVERAGE
1/31/2012                    4.93                    3.62
1/31/2013                    4.31                    3.06
1/31/2014                    4.02                    2.83
1/31/2015                    3.80                    3.15

                                   [END CHART]

The 12-month dividend yield is computed by dividing net investment income dividends paid during the previous 12 months by the latest adjusted month-end net asset value. The net asset value is adjusted for a portion of the capital gains distributed during the previous nine months. The graph represents data for periods ending 1/31/12 to 1/31/15.

The Lipper Core Plus Bond Funds Average is the average performance level of all investment-grade debt funds, as reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

================================================================================

                                                       INVESTMENT OVERVIEW |  15

================================================================================
                       o PORTFOLIO RATINGS MIX - 1/31/15 o

                  [PIE CHART OF PORTFOLIO RATINGS MIX - 1/31/15]

AAA                                   13.9%
AA                                     6.3%
A                                     19.9%
BBB                                   49.8%
BELOW INVESTMENT-GRADE                 9.7%
UNRATED                                0.4%

                                 [END PIE CHART]

This chart reflects the highest long-term rating from a Nationally Recognized Statistical Rating Organization (NRSRO), with the four highest long-term credit ratings labeled, in descending order of credit quality, AAA, AA, A, and BBB. These categories represent investment-grade quality. NRSRO ratings are shown because they provide a third-party analysis of the credit quality of the Fund's investments. USAA Asset Management Company (the Manager) also performs its own fundamental credit analysis of each security. As part of its fundamental credit analysis, the Manager considers various criteria, including industry specific actions, peer comparisons, payment ranking, and structure specific characteristics. Any of the Fund's securities that are not rated by an NRSRO appear in the chart above as "Unrated," but these securities are analyzed and monitored by the Manager on an ongoing basis. Government securities that are issued or guaranteed as to principal and interest by the U.S. government are not rated but are treated as AAA for credit quality purposes.

Percentages are of the total market value of the Fund's investments.

You will find a complete list of securities that the Fund owns on pages 18-44.

================================================================================

16  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

                         o ASSET ALLOCATION - 1/31/15 o

                    [PIE CHART OF ASSET ALLOCATION - 1/31/15]

CORPORATE OBLIGATIONS                                   53.4%
EURODOLLAR AND YANKEE OBLIGATIONS                       13.6%
COMMERCIAL MORTGAGE SECURITIES                          13.3%
U.S. TREASURY SECURITIES                                 5.1%
MUNICIPAL BONDS                                          4.1%
MONEY MARKET INSTRUMENTS                                 3.6%
PREFERRED STOCKS                                         2.6%
ASSET-BACKED SECURITIES                                  1.6%
U.S. GOVERNMENT AGENCY ISSUES                            1.3%
FOREIGN GOVERNMENT OBLIGATIONS                           0.4%
COLLATERALIZED MORTGAGE OBLIGATIONS                      0.1%

                                   [END CHART]

      Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

                                                       INVESTMENT OVERVIEW |  17

================================================================================

PORTFOLIO OF INVESTMENTS

January 31, 2015 (unaudited)

-----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                      MARKET
AMOUNT                                                      COUPON                              VALUE
(000)         SECURITY                                       RATE              MATURITY         (000)
-----------------------------------------------------------------------------------------------------
              CORPORATE OBLIGATIONS (53.4%)

              CONSUMER DISCRETIONARY (1.6%)
              -----------------------------
              AUTO PARTS & EQUIPMENT (0.1%)
$     2,000   Lear Corp.                                     4.75%             1/15/2023   $    2,035
                                                                                           ----------
              AUTOMOTIVE RETAIL (0.1%)
      5,500   CST Brands, Inc.                               5.00              5/01/2023        5,610
                                                                                           ----------
              CABLE & SATELLITE (0.2%)
      1,000   Comcast Corp.                                  6.50              1/15/2017        1,109
      5,000   NBCUniversal Enterprise, Inc.(a)               1.97              4/15/2019        5,070
                                                                                           ----------
                                                                                                6,179
                                                                                           ----------
              CATALOG RETAIL (0.0%)
      1,000   QVC, Inc.(a)                                   7.38             10/15/2020        1,049
                                                                                           ----------
              DEPARTMENT STORES (0.2%)
      3,200   Dillard's, Inc.                                7.13              8/01/2018        3,592
        851   Macy's Retail Holdings, Inc.                   5.90             12/01/2016          923
      2,000   Macy's Retail Holdings, Inc.                   7.45              7/15/2017        2,279
                                                                                           ----------
                                                                                                6,794
                                                                                           ----------
              HOME FURNISHINGS (0.1%)
      4,581   Serta Simmons Holdings, LLC(b)                 4.25             10/01/2019        4,551
                                                                                           ----------
              HOUSEHOLD APPLIANCES (0.0%)
      1,000   Whirlpool Corp.                                7.75              7/15/2016        1,097
                                                                                           ----------
              RESTAURANTS (0.6%)
     15,035   ARAMARK Services, Inc.(b)                      3.25              9/07/2019       14,873
      5,000   Restaurant Brands International, Inc.(b)       4.50             12/12/2021        5,011
                                                                                           ----------
                                                                                               19,884
                                                                                           ----------
              SPECIALIZED CONSUMER SERVICES (0.1%)
      1,000   Service Corp. International                    7.63             10/01/2018        1,130
      2,000   Service Corp. International                    5.38              5/15/2024        2,090
                                                                                           ----------
                                                                                                3,220
                                                                                           ----------
              SPECIALTY STORES (0.2%)
      4,764   Harbor Freight Tools USA, Inc.(b)              4.75              7/26/2019        4,767

================================================================================

18  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

-----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                      MARKET
AMOUNT                                                       COUPON                             VALUE
(000)         SECURITY                                        RATE              MATURITY        (000)
-----------------------------------------------------------------------------------------------------
$     2,000   Sally Holdings, LLC / Sally Capital Inc.       5.75%             6/01/2022   $    2,150
                                                                                           ----------
                                                                                                6,917
                                                                                           ----------
              Total Consumer Discretionary                                                     57,336
                                                                                           ----------
              CONSUMER STAPLES (1.7%)
              -----------------------
              AGRICULTURAL PRODUCTS (0.1%)
      2,000   Cargill, Inc.(a)                               6.00             11/27/2017        2,245
                                                                                           ----------
              DRUG RETAIL (0.6%)
      9,273   CVS Pass-Through Trust(a)                      5.93              1/10/2034       11,277
     10,000   Walgreens Boots Alliance, Inc.                 3.80             11/18/2024       10,596
                                                                                           ----------
                                                                                               21,873
                                                                                           ----------
              FOOD RETAIL (0.1%)
      4,000   Albertson's Holdings, LLC(b)                   5.00              8/25/2019        3,983
                                                                                           ----------
              PACKAGED FOODS & MEAT (0.9%)
      3,000   H.J. Heinz Co.(a)                              4.88              2/15/2025        3,015
     15,000   Kraft Foods Group, Inc.                        3.50              6/06/2022       15,749
     10,000   Tyson Foods, Inc.                              3.95              8/15/2024       10,761
                                                                                           ----------
                                                                                               29,525
                                                                                           ----------
              Total Consumer Staples                                                           57,626
                                                                                           ----------
              ENERGY (8.6%)
              -------------
              COAL & CONSUMABLE FUELS (0.1%)
      2,500   Peabody Energy Corp.                           6.00             11/15/2018        2,019
                                                                                           ----------
              INTEGRATED OIL & GAS (0.1%)
      2,000   Hess Corp.                                     8.13              2/15/2019        2,389
                                                                                           ----------
              OIL & GAS DRILLING (0.5%)
     10,000   Nabors Industries, Inc.                        4.63              9/15/2021        9,290
      3,000   Noble Holding International Ltd.               3.95              3/15/2022        2,569
      2,887   Odebrecht Offshore Drilling Finance Ltd.(a)    6.63             10/01/2023        1,978
      5,000   Transocean, Inc.                               5.05             12/15/2016        4,940
                                                                                           ----------
                                                                                               18,777
                                                                                           ----------
              OIL & GAS EQUIPMENT & SERVICES (0.2%)
      2,000   Exterran Holdings, Inc.                        7.25             12/01/2018        1,960
      3,079   SEACOR Holdings, Inc.                          7.38             10/01/2019        3,194
      2,000   SESI, LLC                                      7.13             12/15/2021        2,015
      2,000   Weatherford Bermuda                            9.63              3/01/2019        2,134
                                                                                           ----------
                                                                                                9,303
                                                                                           ----------
              OIL & GAS EXPLORATION & PRODUCTION (1.7%)
      8,000   Anadarko Petroleum Corp.                       6.38              9/15/2017        8,899
      3,000   Chesapeake Energy Corp.                        6.63              8/15/2020        3,229

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

-----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                      MARKET
AMOUNT                                                       COUPON                             VALUE
(000)         SECURITY                                        RATE              MATURITY        (000)
-----------------------------------------------------------------------------------------------------
$     4,000   Denbury Resources, Inc.                        6.38%             8/15/2021   $    3,740
      2,000   Devon Energy Corp.                             6.30              1/15/2019        2,307
      2,000   EQT Corp.                                      6.50              4/01/2018        2,233
      1,000   EQT Corp.                                      8.13              6/01/2019        1,211
      3,000   EQT Corp.                                      4.88             11/15/2021        3,205
      3,000   Linn Energy, LLC                               6.25             11/01/2019        2,302
      3,000   Newfield Exploration Co.                       6.88              2/01/2020        3,037
      2,000   Newfield Exploration Co.                       5.75              1/30/2022        1,985
      2,000   Noble Energy, Inc.                             8.25              3/01/2019        2,421
      5,000   Pioneer Natural Resource                       3.95              7/15/2022        5,102
      1,000   Polar Tankers, Inc.(a)                         5.95              5/10/2037        1,270
        900   QEP Resources, Inc.                            6.80              3/01/2020          931
      5,000   QEP Resources, Inc.                            6.88              3/01/2021        5,175
      5,000   Samson Investment Co.(b)                       5.00              9/25/2018        3,139
     10,000   Southwestern Energy Co.                        4.10              3/15/2022        9,815
                                                                                           ----------
                                                                                               60,001
                                                                                           ----------
              OIL & GAS REFINING & MARKETING (0.1%)
      2,000   Motiva Enterprises, LLC(a)                     5.75              1/15/2020        2,211
                                                                                           ----------
              OIL & GAS STORAGE & TRANSPORTATION (5.9%)
     15,000   Boardwalk Pipelines, LP                        4.95             12/15/2024       15,351
     10,000   Buckeye Partners LP                            4.35             10/15/2024       10,136
        250   Buckeye Partners, LP                           5.13              7/01/2017          265
     10,000   Buckeye Partners, LP                           2.65             11/15/2018       10,008
      3,000   DCP Midstream Operating, LP                    4.95              4/01/2022        3,163
      4,000   DCP Midstream Operating, LP                    3.88              3/15/2023        3,800
     18,000   DCP Midstream, LLC(a)                          5.85              5/21/2043       16,650
      2,000   El Paso Pipeline Partners Operating, LLC       6.50              4/01/2020        2,295
      7,000   El Paso Pipeline Partners Operating, LLC       5.00             10/01/2021        7,539
     19,000   Enbridge Energy Partners, LP                   8.05             10/01/2077       20,853
      1,000   Energy Transfer Partners, LP                   9.70              3/15/2019        1,272
     16,000   Energy Transfer Partners, LP                   3.25(c)          11/01/2066       14,240
      1,000   Enterprise Products Operating, LLC             8.38              8/01/2066        1,058
      5,000   Enterprise Products Operating, LLC             7.00              6/01/2067        5,077
      7,550   Enterprise Products Operating, LLC             7.03              1/15/2068        8,235
      5,000   EQT Midstream Partners, LP                     4.00              8/01/2024        5,018
      3,000   Gulfstream Natural Gas System, LLC(a)          6.95              6/01/2016        3,207
      1,000   Kinder Morgan, Inc.                            6.50              9/15/2020        1,154
      6,000   Kinder Morgan, Inc.(a)                         5.00              2/15/2021        6,399
     12,000   NGPL PipeCo, LLC(a)                            7.12             12/15/2017       11,701
      2,000   NuStar Logistics, LP                           8.15              4/15/2018        2,264
      5,000   NuStar Logistics, LP                           4.80              9/01/2020        4,969
      3,000   NuStar Logistics, LP                           4.75              2/01/2022        2,835
      2,000   ONEOK Partners, LP                             8.63              3/01/2019        2,393
      8,000   ONEOK, Inc.                                    4.25              2/01/2022        7,442

================================================================================

20  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

-----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                      MARKET
AMOUNT                                                      COUPON                              VALUE
(000)         SECURITY                                       RATE               MATURITY        (000)
-----------------------------------------------------------------------------------------------------
$     1,000   Plains All American Pipeline, LP               8.75%             5/01/2019   $    1,259
      1,000   Questar Pipeline Co.                           5.83              2/01/2018        1,118
      5,000   Rockies Express Pipeline, LLC(a)               3.90              4/15/2015        5,013
      2,000   Southern Union Co.                             3.25(c)          11/01/2066        1,580
      1,000   Spectra Energy Capital, LLC                    8.00             10/01/2019        1,232
      1,000   Sunoco, Inc.                                   9.63              4/15/2015        1,016
      4,500   Targa Resources Partners, LP(a)                5.00              1/15/2018        4,600
      3,000   Targa Resources Partners, LP                   6.88              2/01/2021        3,158
      1,000   Tennessee Gas Pipeline Co.                     8.00              2/01/2016        1,062
      2,000   Tennessee Gas Pipeline Co.                     7.00             10/15/2028        2,507
      5,000   Western Gas Partners, LP                       5.38              6/01/2021        5,587
     10,000   Williams Companies, Inc.                       4.55              6/24/2024        9,300
                                                                                           ----------
                                                                                              204,756
                                                                                           ----------
              Total Energy                                                                    299,456
                                                                                           ----------
              FINANCIALS (24.1%)
              ------------------
              ASSET MANAGEMENT & CUSTODY BANKS (1.5%)
     10,000   Ares Capital Corp.                             4.88             11/30/2018       10,501
     10,000   FS Investment Corp.                            4.00              7/15/2019       10,103
      5,000   Main Street Capital Corp.                      4.50             12/01/2019        5,162
     11,400   Prospect Capital Corp.                         5.00              7/15/2019       11,794
     18,725   State Street Capital Trust IV                  1.24(c)           6/01/2077       15,450
                                                                                           ----------
                                                                                               53,010
                                                                                           ----------
              CONSUMER FINANCE (0.4%)
      5,000   Ally Financial, Inc.                           4.63              6/26/2015        5,044
      8,000   American Express Co.                           6.80              9/01/2066        8,460
                                                                                           ----------
                                                                                               13,504
                                                                                           ----------
              DIVERSIFIED BANKS (1.5%)
      1,000   Bank of America Corp.                          8.00                      -(d)     1,075
      1,000   Bank of America Corp.                          8.13                      -(d)     1,079
      2,000   Bank of America Corp.                          5.63             10/14/2016        2,144
      2,000   Bank of America Corp.                          5.75             12/01/2017        2,221
     10,000   Bank of America Corp.                          1.32(c)           3/22/2018       10,085
     10,000   Bank of America Corp.                          4.20              8/26/2024       10,396
      1,000   Comerica Bank                                  5.20              8/22/2017        1,092
      2,000   JPMorgan Chase Capital XIII                    1.21(c)           9/30/2034        1,650
     12,000   JPMorgan Chase Capital XXI                     1.18(c)           1/15/2087        9,780
      7,500   USB Realty Corp.(a)                            1.40(c)                   -(d)     6,874
      5,000   Wells Fargo & Co.                              3.50              3/08/2022        5,360
                                                                                           ----------
                                                                                               51,756
                                                                                           ----------
              INVESTMENT BANKING & BROKERAGE (0.3%)
     10,000   Morgan Stanley                                 4.88             11/01/2022       10,886
                                                                                           ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

-----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                      MARKET
AMOUNT                                                      COUPON                              VALUE
(000)         SECURITY                                       RATE               MATURITY        (000)
-----------------------------------------------------------------------------------------------------
              LIFE & HEALTH INSURANCE (2.3%)
$     3,000   American Equity Investment Life Holding Co.    6.63%             7/15/2021   $    3,210
      2,000   Forethought Financial Group(a)                 8.63              4/15/2021        2,384
     13,018   Lincoln National Corp.                         7.00              5/17/2066       13,018
      5,000   MetLife Capital Trust X(a)                     9.25              4/08/2068        7,197
      8,000   MetLife, Inc.                                  6.40             12/15/2066        9,120
      1,000   Ohio National Financial Services, Inc.(a)      6.38              4/30/2020        1,179
      2,000   Ohio National Financial Services, Inc.(a)      6.63              5/01/2031        2,596
      5,000   Primerica, Inc.                                4.75              7/15/2022        5,632
      3,000   Principal Financial Global Fund, LLC           0.77(c)           1/10/2031        2,662
      2,000   Prudential Financial, Inc.                     6.00             12/01/2017        2,250
     10,000   Prudential Financial, Inc.                     5.88              9/15/2042       10,675
     20,471   StanCorp Financial Group, Inc.                 6.90              6/01/2067       21,239
                                                                                           ----------
                                                                                               81,162
                                                                                           ----------
              MULTI-LINE INSURANCE (1.4%)
      2,000   American International Group, Inc.             8.18              5/15/2068        2,750
     10,000   Genworth Holdings, Inc.                        6.15             11/15/2066        6,300
     15,000   Glen Meadow Pass-Through Trust(a)              6.51              2/12/2067       14,719
      2,000   HCC Insurance Holdings, Inc.                   6.30             11/15/2019        2,355
      3,000   Kemper Corp.                                   6.00             11/30/2015        3,116
     20,235   Nationwide Mutual Insurance Co.(a)             2.53(c)          12/15/2024       20,278
                                                                                           ----------
                                                                                               49,518
                                                                                           ----------
              MULTI-SECTOR HOLDINGS (0.9%)
      5,000   Berkshire Hathaway Finance Corp.               1.30              5/15/2018        5,020
     10,000   BNSF Funding Trust I                           6.61             12/15/2055       11,250
     14,513   Leucadia National Corp.                        8.13              9/15/2015       15,148
                                                                                           ----------
                                                                                               31,418
                                                                                           ----------
              OTHER DIVERSIFIED FINANCIAL SERVICES (0.8%)
      6,440   GE Capital Trust I                             6.38             11/15/2067        6,985
      5,000   General Electric Capital Corp.                 6.25                      -(d)     5,535
      9,000   General Electric Capital Corp.                 6.38             11/15/2067        9,775
      5,000   Icahn Enterprises, LP                          3.50              3/15/2017        4,988
                                                                                           ----------
                                                                                               27,283
                                                                                           ----------
              PROPERTY & CASUALTY INSURANCE (4.9%)
      2,000   Allied World Assurance Holdings Ltd.           7.50              8/01/2016        2,178
      2,000   Allied World Assurance Holdings Ltd.           5.50             11/15/2020        2,287
     15,000   Allstate Corp.                                 5.75              8/15/2053       15,975
     10,000   Allstate Corp.                                 6.13              5/15/2067       10,587
      7,500   AmTrust Financial Services, Inc.               6.13              8/15/2023        8,195
      3,000   Assured Guaranty Municipal Holdings, Inc.(a)   6.40             12/15/2066        2,558
      1,535   Assured Guaranty U.S. Holdings, Inc.           7.00              6/01/2034        1,902
      2,425   Assured Guaranty U.S. Holdings, Inc.           6.40             12/15/2066        2,134

================================================================================

22  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

-----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                      MARKET
AMOUNT                                                      COUPON                              VALUE
(000)         SECURITY                                       RATE              MATURITY         (000)
-----------------------------------------------------------------------------------------------------
$    25,000   Chubb Corp.                                    6.38%             3/29/2067   $   26,937
      9,760   Ironshore Holdings, Inc.(a)                    8.50              5/15/2020       11,745
      3,000   Liberty Mutual Group, Inc.(a)                  7.00              3/07/2067        3,083
      4,000   Markel Corp.                                   3.63              3/30/2023        4,187
      5,000   Navigators Group, Inc.                         5.75             10/15/2023        5,587
     15,000   Oil Insurance Ltd.(a)                          3.24(c)                   -(d)    13,590
     10,025   Onebeacon US Holdings, Inc.                    4.60             11/09/2022       10,765
     10,000   ProAssurance Corp.                             5.30             11/15/2023       11,290
     20,010   Progressive Corp.                              6.70              6/15/2067       21,611
      5,000   RLI Corp.                                      4.88              9/15/2023        5,337
      5,000   Sirius International Group(a)                  6.38              3/20/2017        5,503
      5,000   Travelers Companies, Inc.                      6.25              3/15/2067        5,377
                                                                                           ----------
                                                                                              170,828
                                                                                           ----------
              REGIONAL BANKS (3.6%)
     10,000   Associated Banc-Corp.                          4.25              1/15/2025       10,448
      1,750   BOKF, N.A.                                     0.92(c)           5/15/2017        1,748
     15,000   Citizens Financial Group, Inc.(a)              4.15              9/28/2022       15,835
      2,000   Cullen/Frost Bankers, Inc.                     0.76(c)           2/15/2017        1,985
     10,000   Cullen/Frost Capital Trust II                  1.78(c)           3/01/2034        8,789
      1,000   First Maryland Capital Trust I                 1.25(c)           1/15/2027          891
     10,000   First Niagara Financial Group, Inc.            7.25             12/15/2021       11,437
      3,000   First Tennessee Bank, N.A.                     5.65              4/01/2016        3,103
      5,000   First Merit Bank N.A.                          4.27             11/25/2026        5,318
     10,000   First Merit Corp.                              4.35              2/04/2023       10,665
      2,000   Fulton Capital Trust I                         6.29              2/01/2036        1,995
      5,000   Fulton Financial Corp.                         4.50             11/15/2024        5,269
      1,000   Hancock Holding Co.                            5.88              4/01/2017        1,061
      2,000   Key Bank, N.A.                                 5.45              3/03/2016        2,101
        750   KeyCorp Capital II                             6.88              3/17/2029          904
      2,395   M&T Capital Trust I                            8.23              2/01/2027        2,418
     16,000   Manufacturers & Traders Trust Co.              5.63             12/01/2021       16,739
      5,000   MUFG Americas Holdings Corp.                   3.50              6/18/2022        5,281
      1,000   Regions Financial Corp.                        5.75              6/15/2015        1,016
      5,000   Suntrust Capital I                             0.90(c)           5/15/2027        4,175
      2,000   TCF National Bank                              5.50              2/01/2016        2,040
      5,000   Webster Financial Corp.                        4.38              2/15/2024        5,199
      1,000   Wilmington Trust Corp.                         8.50              4/02/2018        1,189
      3,500   Wintrust Financial Corp.                       5.00              6/13/2024        3,834
      1,000   Zions Bancorp.                                 6.00              9/15/2015        1,026
                                                                                           ----------
                                                                                              124,466
                                                                                           ----------
              REINSURANCE (0.5%)
      5,000   Alleghany Corp.                                5.63              9/15/2020        5,727
      6,259   Alterra USA Holdings Ltd.(a)                   7.20              4/14/2017        6,864

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

-----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                      MARKET
AMOUNT                                                             COUPON                       VALUE
(000)         SECURITY                                              RATE       MATURITY         (000)
-----------------------------------------------------------------------------------------------------
$     5,000   Platinum Underwriters Finance, Inc.                  7.50%       6/01/2017   $    5,598
                                                                                           ----------
                                                                                               18,189
                                                                                           ----------
              REITs - DIVERSIFIED (0.3%)
      1,000   Liberty Property, LP                                 5.13        3/02/2015        1,003
      1,000   Liberty Property, LP                                 6.63       10/01/2017        1,124
      4,000   Washington REIT                                      5.35        5/01/2015        4,041
      5,000   Washington REIT                                      3.95       10/15/2022        5,178
                                                                                           ----------
                                                                                               11,346
                                                                                           ----------
              REITs - HEALTH CARE (0.9%)
      2,000   HCP, Inc.                                            6.30        9/15/2016        2,162
      2,000   Health Care REIT, Inc.                               4.70        9/15/2017        2,160
      3,000   Health Care REIT, Inc.                               6.13        4/15/2020        3,525
      2,000   Health Care REIT, Inc.                               4.95        1/15/2021        2,254
      5,000   Healthcare Realty Trust                              6.50        1/17/2017        5,469
      2,000   Nationwide Health Properties, Inc.                   6.90       10/01/2037        2,844
     10,000   Omega Healthcare Investors, Inc.                     4.95        4/01/2024       10,745
      2,000   Senior Housing Properties Trust                      6.75       12/15/2021        2,360
                                                                                           ----------
                                                                                               31,519
                                                                                           ----------
              REITs - HOTEL & RESORT (0.0%)
      1,000   Host Hotels & Resorts, LP                            5.88        6/15/2019        1,048
                                                                                           ----------
              REITs - INDUSTRIAL (0.2%)
      5,000   ProLogis, LP                                         6.88        3/15/2020        5,977
                                                                                           ----------
              REITs - OFFICE (1.3%)
      7,000   Alexandria Real Estate Equities, Inc.                4.60        4/01/2022        7,674
      2,000   BioMed Realty, LP                                    6.13        4/15/2020        2,330
      3,000   BioMed Realty, LP                                    4.25        7/15/2022        3,200
      2,000   Boston Properties, LP                                5.88       10/15/2019        2,351
      8,000   Boston Properties, LP                                3.85        2/01/2023        8,579
      1,000   Brandywine Operating Partnership, LP                 6.00        4/01/2016        1,055
      5,000   Columbia Property Trust Operating Partnership, LP    5.88        4/01/2018        5,320
      1,000   Duke Realty, LP                                      5.50        3/01/2016        1,048
      1,000   Duke Realty, LP                                      5.95        2/15/2017        1,087
      1,000   Duke Realty, LP                                      6.50        1/15/2018        1,133
      1,000   Equity Commonwealth                                  5.75       11/01/2015        1,011
      1,000   Equity Commonwealth                                  6.65        1/15/2018        1,105
      2,000   Equity Commonwealth                                  6.25        8/15/2016        2,093
      1,700   Equity Commonwealth                                  6.25        6/15/2017        1,835
      1,500   Mack-Cali Realty, LP                                 5.80        1/15/2016        1,563
      1,000   Mack-Cali Realty, LP                                 7.75        8/15/2019        1,196
      1,000   Reckson Operating Partnership, LP                    6.00        3/31/2016        1,052
                                                                                           ----------
                                                                                               43,632
                                                                                           ----------

================================================================================

24  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

-----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                      MARKET
AMOUNT                                                         COUPON                           VALUE
(000)         SECURITY                                          RATE           MATURITY         (000)
-----------------------------------------------------------------------------------------------------
              REITs - RESIDENTIAL (0.6%)
$     5,550   AvalonBay Communities, Inc.                       2.85%          3/15/2023   $    5,580
      1,965   ERP Operating, LP                                 6.58           4/13/2015        1,988
      1,330   Essex Portfolio, LP                               5.50           3/15/2017        1,445
     10,000   UDR, Inc.                                         4.63           1/10/2022       11,079
                                                                                           ----------
                                                                                               20,092
                                                                                           ----------
              REITs - RETAIL (1.1%)
      5,000   CBL & Associates, LP                              5.25          12/01/2023        5,553
      2,000   DDR Corp.                                         5.50           5/01/2015        2,021
      1,000   Federal Realty Investment Trust                   6.20           1/15/2017        1,095
      3,000   Federal Realty Investment Trust                   3.00           8/01/2022        3,094
     10,000   Federal Realty Investment Trust                   2.75           6/01/2023       10,033
      1,000   National Retail Properties, Inc.                  6.88          10/15/2017        1,130
      1,000   Pan Pacific Retail Properties, Inc.               5.25           9/01/2015        1,026
      2,000   Realty Income Corp.                               5.95           9/15/2016        2,158
      2,000   Realty Income Corp.                               5.75           1/15/2021        2,347
      2,100   Realty Income Corp.                               3.25          10/15/2022        2,138
      5,000   Realty Income Corp.                               4.13          10/15/2026        5,344
      2,000   Regency Centers, LP                               5.88           6/15/2017        2,203
                                                                                           ----------
                                                                                               38,142
                                                                                           ----------
              REITs - SPECIALIZED (1.2%)
      5,000   American Tower Corp.                              3.45           9/15/2021        5,122
      5,000   American Tower Corp.                              5.90          11/01/2021        5,809
     21,204   CC Holdings GS V, LLC / Crown Castle III Corp.    3.85           4/15/2023       21,796
      6,000   EPR Properties                                    7.75           7/15/2020        7,361
                                                                                           ----------
                                                                                               40,088
                                                                                           ----------
              THRIFTS & MORTGAGE FINANCE (0.4%)
      2,000   Chittenden Corp.                                  0.92(c)        2/14/2017        1,988
     10,000   People's United Financial, Inc.                   3.65          12/06/2022       10,401
                                                                                           ----------
                                                                                               12,389
                                                                                           ----------
              Total Financials                                                                836,253
                                                                                           ----------
              HEALTH CARE (0.9%)
              ------------------
              HEALTH CARE EQUIPMENT (0.2%)
      6,976   Hologic, Inc.(b)                                  3.25           8/01/2019        6,972
                                                                                           ----------
              HEALTH CARE SERVICES (0.0%)
      1,000   Laboratory Corp. of America                       5.63          12/15/2015        1,039
                                                                                           ----------
              PHARMACEUTICALS (0.7%)
      1,000   Hospira, Inc.                                     6.05           3/30/2017        1,086
      5,000   Mallinckrodt International Finance S.A.           4.75           4/15/2023        4,763

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

-----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                      MARKET
AMOUNT                                                               COUPON                     VALUE
(000)         SECURITY                                                RATE     MATURITY         (000)
-----------------------------------------------------------------------------------------------------
$     1,058   Valeant Pharmaceuticals(a)                              6.88%   12/01/2018   $    1,100
     15,000   Zoetis, Inc.                                            3.25     2/01/2023       15,201
                                                                                           ----------
                                                                                               22,150
                                                                                           ----------
              Total Health Care                                                                30,161
                                                                                           ----------
              INDUSTRIALS (4.6%)
              ------------------
              AEROSPACE & DEFENSE (0.5%)
     10,000   L-3 Communications Corp.                                5.20    10/15/2019       11,210
      5,000   United Technologies Corp.                               3.10     6/01/2022        5,266
                                                                                           ----------
                                                                                               16,476
                                                                                           ----------
              AIR FREIGHT & LOGISTICS (0.3%)
     10,000   FedEx Corp.                                             3.90     2/01/2035       10,438
                                                                                           ----------
              AIRLINES (1.9%)
        108   America West Airlines, Inc. Pass-Through Trust          6.87     7/02/2018          113
        976   America West Airlines, Inc. Pass-Through Trust (INS)    7.93     7/02/2020        1,078
      9,238   America West Airlines, Inc. Pass-Through Trust          4.00     1/15/2027        9,607
      3,574   Continental Airlines, Inc. Pass-Through Trust           9.00     1/08/2018        3,904
        686   Continental Airlines, Inc. Pass-Through Trust           6.55     8/02/2020          753
        827   Continental Airlines, Inc. Pass-Through Trust (INS)     6.24     9/15/2021          883
     10,188   Continental Airlines, Inc. Pass-Through Trust           4.15    10/11/2025       10,646
      9,677   Hawaiian Airlines, Inc. Pass-Through Trust              3.90     1/15/2026        9,701
      7,000   United Airlines, Inc. Pass-Through Trust                4.63     3/03/2024        6,965
      5,000   United Airlines, Inc. Pass-Through Trust                4.30     2/15/2027        5,175
      1,394   US Airways Group, Inc. Pass-Through Trust (INS)         7.08     9/20/2022        1,530
      3,870   US Airways Group, Inc. Pass-Through Trust               6.25    10/22/2024        4,344
      2,445   US Airways Group, Inc. Pass-Through Trust               7.13     4/22/2025        2,910
      9,709   US Airways Group, Inc. Pass-Through Trust               3.95     5/15/2027       10,073
                                                                                           ----------
                                                                                               67,682
                                                                                           ----------
              BUILDING PRODUCTS (0.1%)
      1,000   USG Corp.                                               6.30    11/15/2016        1,050
      1,000   USG Corp.                                               9.75     1/15/2018        1,153
                                                                                           ----------
                                                                                                2,203
                                                                                           ----------
              CONSTRUCTION MACHINERY & HEAVY TRUCKS (0.3%)
      6,500   CNH Industrial Capital, LLC(a)                          3.38     7/15/2019        6,273
      4,988   Terex Corp.(b)                                          3.50     8/13/2021        4,961
                                                                                           ----------
                                                                                               11,234
                                                                                           ----------
              INDUSTRIAL MACHINERY (0.2%)
      1,500   SPX Corp.                                               6.88     9/01/2017        1,645
      6,000   Stanley Black & Decker, Inc.                            5.75    12/15/2053        6,537
                                                                                           ----------
                                                                                                8,182
                                                                                           ----------

================================================================================

26  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

-----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                      MARKET
AMOUNT                                                       COUPON                             VALUE
(000)         SECURITY                                        RATE             MATURITY         (000)
-----------------------------------------------------------------------------------------------------
              TRADING COMPANIES & DISTRIBUTORS (0.4%)
$     7,000   ILFC E-Capital Trust I(a)                       4.37%(c)        12/21/2065   $    6,554
      2,000   ILFC E-Capital Trust II(a)                      6.25(c)         12/21/2065        1,905
      6,000   International Lease Finance Corp.(a)            7.13             9/01/2018        6,772
                                                                                           ----------
                                                                                               15,231
                                                                                           ----------
              TRUCKING (0.9%)
      1,000   ERAC USA Finance, LLC(a)                        6.20            11/01/2016        1,085
      5,000   ERAC USA Finance, LLC(a)                        3.30            10/15/2022        5,156
     20,000   Penske Truck Leasing Co., LP(a)                 4.25             1/17/2023       21,277
      1,980   YRC Worldwide, Inc.(b)                          8.25             2/13/2019        1,940
                                                                                           ----------
                                                                                               29,458
                                                                                           ----------
              Total Industrials                                                               160,904
                                                                                           ----------
              MATERIALS (2.8%)
              ----------------
              ALUMINUM (0.3%)
     10,000   Alcoa, Inc.                                     5.40             4/15/2021       11,111
                                                                                           ----------
              CONSTRUCTION MATERIALS (0.4%)
      2,000   CRH America, Inc.                               6.00             9/30/2016        2,149
      3,000   CRH America, Inc.                               5.75             1/15/2021        3,545
      5,000   Martin Marietta Materials, Inc.                 4.25             7/02/2024        5,414
      3,450   Vulcan Materials Co.                            6.40            11/30/2017        3,743
                                                                                           ----------
                                                                                               14,851
                                                                                           ----------
              DIVERSIFIED CHEMICALS (0.1%)
      1,000   E.I. du Pont de Nemours & Co.                   6.00             7/15/2018        1,146
                                                                                           ----------
              METAL & GLASS CONTAINERS (0.0%)
      1,000   Ball Corp.                                      5.00             3/15/2022        1,059
                                                                                           ----------
              PAPER PACKAGING (0.3%)
      5,000   Rock Tenn Co.                                   4.45             3/01/2019        5,384
      5,153   Sealed Air Corp.(a)                             6.88             7/15/2033        5,334
                                                                                           ----------
                                                                                               10,718
                                                                                           ----------
              PAPER PRODUCTS (0.4%)
      3,000   Georgia Pacific, LLC                            7.25             6/01/2028        4,130
      3,000   International Paper Co.                         7.50             8/15/2021        3,809
      5,000   International Paper Co.                         4.75             2/15/2022        5,589
                                                                                           ----------
                                                                                               13,528
                                                                                           ----------
              SPECIALTY CHEMICALS (0.6%)
     20,000   Rockwood Specialties Group, Inc.                4.63            10/15/2020       20,875
                                                                                           ----------
              STEEL (0.7%)
      2,000   Allegheny Technologies, Inc.                    9.38             6/01/2019        2,360
     10,000   Allegheny Technologies, Inc.                    5.95             1/15/2021       10,665

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

-----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                      MARKET
AMOUNT                                                               COUPON                     VALUE
(000)         SECURITY                                                RATE     MATURITY         (000)
-----------------------------------------------------------------------------------------------------
$     2,000   Carpenter Technology Corp.                              5.20%    7/15/2021   $    2,204
      8,000   Worthington Industries, Inc.                            4.55     4/15/2026        8,863
                                                                                           ----------
                                                                                               24,092
                                                                                           ----------
              Total Materials                                                                  97,380
                                                                                           ----------
              MUNICIPAL BONDS (0.2%)
              ----------------------
              EDUCATION (0.1%)
      3,000   Rensselaer Polytechnic Institute                        5.60     9/01/2020        3,502
                                                                                           ----------
              HOSPITAL (0.1%)
      3,000   Novant Health, Inc.                                     5.35    11/01/2016        3,216
                                                                                           ----------
              MISCELLANEOUS (0.0%)
        563   Keenan Dev. Association of Tennessee, LLC (INS)(a)      5.02     7/15/2028          630
                                                                                           ----------
              Total Municipal Bonds                                                             7,348
                                                                                           ----------
              TELECOMMUNICATION SERVICES (0.9%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (0.7%)
      2,000   CenturyLink, Inc.                                       6.45     6/15/2021        2,175
      5,000   CenturyLink, Inc.                                       5.80     3/15/2022        5,287
      2,000   CenturyLink, Inc.                                       6.75    12/01/2023        2,240
      3,301   Frontier Communications Corp.                           8.25     4/15/2017        3,664
      3,000   Frontier Communications Corp.                           6.25     9/15/2021        3,098
      6,000   Qwest Corp.                                             6.75    12/01/2021        6,996
      2,000   Windstream Corp.                                        7.88    11/01/2017        2,165
                                                                                           ----------
                                                                                               25,625
                                                                                           ----------
              WIRELESS TELECOMMUNICATION SERVICES (0.2%)
      5,000   Grain Spectrum Funding II(a)                            3.29    10/10/2034        5,030
      1,500   SBA Telecommunications, Inc.                            5.75     7/15/2020        1,556
                                                                                           ----------
                                                                                                6,586
                                                                                           ----------
              Total Telecommunication Services                                                 32,211
                                                                                           ----------
              UTILITIES (8.0%)
              ----------------
              ELECTRIC UTILITIES (3.5%)
      1,000   Baltimore Gas and Electric Co.                          5.90    10/01/2016        1,083
      8,527   Bruce Mansfield Unit 1 & 2 2007 Pass-Through Trust      6.85     6/01/2034        9,316
      2,000   Cleveland Electric Illuminating Co.                     8.88    11/15/2018        2,501
      2,000   Commonwealth Edison Co.                                 5.80     3/15/2018        2,279
      1,000   Duke Energy Indiana, Inc.                               6.05     6/15/2016        1,072
      1,045   Duke Energy Progress, Inc.                              6.13     9/15/2033        1,389
     13,000   Duquesne Light Holdings, Inc.(a)                        6.40     9/15/2020       15,485
      3,500   Duquesne Light Holdings, Inc.(a)                        5.90    12/01/2021        4,176
      2,225   Entergy Texas, Inc.                                     3.60     6/01/2015        2,245
        183   FPL Energy National Wind, LLC(a)                        5.61     3/10/2024          185

================================================================================

28  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

-----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                      MARKET
AMOUNT                                                           COUPON                         VALUE
(000)         SECURITY                                            RATE         MATURITY         (000)
-----------------------------------------------------------------------------------------------------
$     3,000   Great Plains Energy, Inc.                           6.88%        9/15/2017   $    3,319
      2,000   Indiana Michigan Power Co.                          7.00         3/15/2019        2,400
      2,680   IPALCO Enterprises, Inc.(a)                         7.25         4/01/2016        2,834
     12,500   IPALCO Enterprises, Inc.                            5.00         5/01/2018       13,375
      2,000   Metropolitan Edison Co.                             7.70         1/15/2019        2,428
      1,000   Nevada Power Co.                                    6.50         5/15/2018        1,163
     14,000   NextEra Energy Capital Holdings, Inc.               6.35        10/01/2066       13,935
      1,000   NextEra Energy Capital Holdings, Inc.               7.30         9/01/2067        1,073
      3,000   NV Energy, Inc.                                     6.25        11/15/2020        3,594
      2,000   Oglethorpe Power Corp.                              6.10         3/15/2019        2,329
     20,500   PPL Capital Funding, Inc.                           6.70         3/30/2067       20,083
      3,000   Public Service Co. of New Mexico                    7.95         5/15/2018        3,571
      1,000   Public Service Co. of Oklahoma                      6.15         8/01/2016        1,073
      6,900   Southern California Edison Co.                      6.25                 -(d)     7,719
      4,000   Texas - New Mexico Power Co.(a)                     9.50         4/01/2019        5,166
        279   Tri-State General & Transport
                Association Pass-Through Trust(a)                 6.04         1/31/2018          294
                                                                                           ----------
                                                                                              124,087
                                                                                           ----------
              GAS UTILITIES (1.3%)
      2,000   AGL Capital Corp.                                   6.38         7/15/2016        2,152
      2,000   Atmos Energy Corp.                                  6.35         6/15/2017        2,240
      1,000   Atmos Energy Corp.                                  8.50         3/15/2019        1,261
      2,000   Florida Gas Transmission Co.(a)                     7.90         5/15/2019        2,436
      3,000   Florida Gas Transmission Co.(a)                     5.45         7/15/2020        3,409
      4,000   National Fuel Gas Co.                               4.90        12/01/2021        4,465
     10,000   National Fuel Gas Co.                               3.75         3/01/2023       10,472
      1,000   National Fuel Gas Co.                               7.38         6/13/2025        1,293
     13,110   SourceGas, LLC(a)                                   5.90         4/01/2017       14,130
      2,000   Southern Natural Gas Co., LLC(a)                    5.90         4/01/2017        2,159
      1,000   Southern Star Central Gas Pipeline, Inc.(a)         6.00         6/01/2016        1,052
                                                                                           ----------
                                                                                               45,069
                                                                                           ----------
              INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
      2,000   DPL, Inc.                                           6.50        10/15/2016        2,105
                                                                                           ----------
              MULTI-UTILITIES (2.8%)
      1,000   Ameren Illinois Co.                                 6.13        11/15/2017        1,136
      2,000   Ameren Illinois Co.                                 9.75        11/15/2018        2,584
      3,000   Black Hills Corp.                                   5.88         7/15/2020        3,517
      2,000   CMS Energy Corp.                                    6.25         2/01/2020        2,362
      3,000   CMS Energy Corp.                                    5.05         3/15/2022        3,466
      5,000   Consumers Energy Co.                                2.85         5/15/2022        5,177
      6,050   Dominion Resources, Inc.                            7.50         6/30/2066        6,276
     10,000   Dominion Resources, Inc.                            2.56(c)      9/30/2066        9,362
     19,663   Integrys Energy Group, Inc.                         6.11        12/01/2066       19,780

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  29

================================================================================

-----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                      MARKET
AMOUNT                                                       COUPON                             VALUE
(000)         SECURITY                                        RATE              MATURITY        (000)
-----------------------------------------------------------------------------------------------------
$     1,000   Puget Sound Energy, Inc.                        6.75%            1/15/2016   $    1,060
     20,500   Puget Sound Energy, Inc.                        6.97             6/01/2067       20,884
      2,000   Sempra Energy                                   9.80             2/15/2019        2,605
     19,500   Wisconsin Energy Corp.                          6.25             5/15/2067       19,607
                                                                                           ----------
                                                                                               97,816
                                                                                           ----------
              WATER UTILITIES (0.3%)
     10,000   Aquarion Co., Inc.(a)                           4.00             8/15/2024       10,286
                                                                                           ----------
              Total Utilities                                                                 279,363
                                                                                           ----------
              Total Corporate Obligations (cost: $1,740,579)                                1,858,038
                                                                                           ----------
              EURODOLLAR AND YANKEE OBLIGATIONS (13.6%)

              CONSUMER DISCRETIONARY (0.3%)
              -----------------------------
              AUTOMOBILE MANUFACTURERS (0.2%)
      5,000   Daimler Finance N.A., LLC(a)                    2.25             7/31/2019        5,093
                                                                                           ----------
              PUBLISHING (0.1%)
      4,622   Pearson Funding Four plc(a)                     3.75             5/08/2022        4,869
                                                                                           ----------
              Total Consumer Discretionary                                                      9,962
                                                                                           ----------
              CONSUMER STAPLES (1.0%)
              -----------------------
              AGRICULTURAL PRODUCTS (0.3%)
      8,000   Viterra, Inc.(a)                                5.95             8/01/2020        8,969
                                                                                           ----------
              BREWERS (0.2%)
      5,000   SABMiller Holdings, Inc.(a)                     3.75             1/15/2022        5,349
                                                                                           ----------
              DISTILLERS & VINTNERS (0.1%)
      5,000   Pernod Ricard S.A.(a)                           2.95             1/15/2017        5,155
                                                                                           ----------
              FOOD RETAIL (0.0%)
        753   Ahold Lease USA, Inc. Pass-Through Trust        7.82             1/02/2020          835
                                                                                           ----------
              PACKAGED FOODS & MEAT (0.1%)
      4,713   JBS S.A.                                       10.50             8/04/2016        5,161
                                                                                           ----------
              TOBACCO (0.3%)
     10,000   BAT International Finance plc(a)                3.25             6/07/2022       10,414
                                                                                           ----------
              Total Consumer Staples                                                           35,883
                                                                                           ----------
              ENERGY (1.2%)
              -------------
              INTEGRATED OIL & GAS (0.4%)
      1,000   Husky Energy, Inc.                              7.25            12/15/2019        1,178
     10,000   Petrobras Global Finance B.V.                   4.88             3/17/2020        8,850
      5,000   Petroleos Mexicanos(a)                          4.50             1/23/2026        5,005
                                                                                           ----------
                                                                                               15,033
                                                                                           ----------

================================================================================

30  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

-----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                      MARKET
AMOUNT                                                             COUPON                       VALUE
(000)         SECURITY                                              RATE        MATURITY        (000)
-----------------------------------------------------------------------------------------------------
              OIL & GAS DRILLING (0.2%)
$     5,000   Noble Holding International Ltd.                      2.50%      3/15/2017   $    4,754
      1,593   QGOG Atlantic/Alaskan Rigs Ltd.(a)                    5.25       7/30/2019        1,330
                                                                                           ----------
                                                                                                6,084
                                                                                           ----------
              OIL & GAS EXPLORATION & PRODUCTION (0.1%)
      1,500   Talisman Energy, Inc.                                 7.75       6/01/2019        1,738
      2,000   Woodside Finance Ltd.(a)                              4.60       5/10/2021        2,154
                                                                                           ----------
                                                                                                3,892
                                                                                           ----------
              OIL & GAS STORAGE & TRANSPORTATION (0.5%)
      1,275   Nakilat, Inc.(a)                                      6.07      12/31/2033        1,517
      2,000   TransCanada PipeLines Ltd.                            7.13       1/15/2019        2,365
     14,860   TransCanada PipeLines Ltd.                            6.35       5/15/2067       14,377
                                                                                           ----------
                                                                                               18,259
                                                                                           ----------
              Total Energy                                                                     43,268
                                                                                           ----------
              FINANCIALS (5.6%)
              -----------------
              DIVERSIFIED BANKS (3.4%)
     10,000   Abbey National Treasury Services plc                  3.05       8/23/2018       10,501
      2,450   Barclays Bank plc                                     0.63(c)            -(d)     1,544
      3,000   BayernLB Capital Trust l                              6.20               -(d)     2,668
      6,035   Compass Bank                                          6.40      10/01/2017        6,623
     20,000   HSBC Bank plc                                         0.69(c)            -(d)    12,675
      5,000   Lloyds Bank plc                                       4.20       3/28/2017        5,308
      2,000   National Capital Trust II(a)                          5.49(c)            -(d)     2,012
      2,000   Nordea Bank AB(a)                                     5.42(c)            -(d)     2,018
     10,000   Nordea Bank AB(a)                                     4.25       9/21/2022       10,681
     15,000   Rabobank Nederland                                    1.70       3/19/2018       15,104
     10,000   Rabobank Nederland                                    3.88       2/08/2022       10,910
      5,000   Rabobank Nederland                                    3.95      11/09/2022        5,240
      4,000   Royal Bank of Scotland Group plc                      7.64               -(d)     4,300
     10,000   Royal Bank of Scotland Group plc                      9.50       3/16/2022       11,319
      6,560   Santander Bank, N.A.                                  8.75       5/30/2018        7,851
      5,000   Santander UK plc(a)                                   5.00      11/07/2023        5,410
      1,000   Standard Chartered Bank(a)                            6.40       9/26/2017        1,105
      1,000   Westpac Capital Trust IV(a)                           5.26               -(d)     1,032
                                                                                           ----------
                                                                                              116,301
                                                                                           ----------
              DIVERSIFIED REAL ESTATE ACTIVITIES (0.1%)
      4,500   Brookfield Asset Management, Inc.                     5.80       4/25/2017        4,872
                                                                                           ----------
              LIFE & HEALTH INSURANCE (0.3%)
     11,500   Great-West Life & Annuity Insurance Capital, LP(a)    7.15       5/16/2046       11,960
                                                                                           ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  31

================================================================================

-----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                      MARKET
AMOUNT                                                          COUPON                          VALUE
(000)         SECURITY                                           RATE       MATURITY            (000)
-----------------------------------------------------------------------------------------------------
              MULTI-LINE INSURANCE (0.5%)
$     2,000   AXA S.A.(a)                                       6.46%               -(d)   $    2,143
     15,000   ZFS Finance USA Trust II(a)                       6.45       12/15/2065          15,712
                                                                                           ----------
                                                                                               17,855
                                                                                           ----------
              OTHER DIVERSIFIED FINANCIAL SERVICES (0.3%)
      7,000   ING Bank N.V.(a)                                  3.75        3/07/2017           7,364
      4,000   ING Groep N.V.                                    5.78                -(d)        4,080
                                                                                           ----------
                                                                                               11,444
                                                                                           ----------
              PROPERTY & CASUALTY INSURANCE (0.8%)
     20,056   QBE Capital Funding III Ltd.(a)                   7.25        5/24/2041          22,090
      5,000   XLIT Ltd.                                         6.50                -(d)        4,512
                                                                                           ----------
                                                                                               26,602
                                                                                           ----------
              REINSURANCE (0.2%)
      5,000   Swiss Re Capital I, LP(a)                         6.85                -(d)        5,258
                                                                                           ----------
              Total Financials                                                                194,292
                                                                                           ----------
              INDUSTRIALS (2.0%)
              ------------------
              AIR FREIGHT & LOGISTICS (0.3%)
     10,000   Sydney Airport Finance Co. Pty. Ltd.(a)           3.90        3/22/2023          10,578
                                                                                           ----------
              AIRLINES (0.9%)
      9,523   Air Canada Pass-Through Trust(a)                  4.13       11/15/2026           9,856
     14,659   British Airways Pass-Through Trust(a)             4.63        6/20/2024          15,649
      4,118   Virgin Australia Trust(a)                         6.00        4/23/2022           4,252
                                                                                           ----------
                                                                                               29,757
                                                                                           ----------
              AIRPORT SERVICES (0.3%)
     10,000   Heathrow Funding Ltd.(a)                          4.88        7/15/2023          11,404
                                                                                           ----------
              INDUSTRIAL CONGLOMERATES (0.4%)
      8,000   Hutchison Whampoa International Ltd.(a)           6.00                -(d)        8,215
      2,000   Hutchison Whampoa International Ltd.(a)           4.63        1/13/2022           2,219
      1,000   Siemens Financieringsmat(a)                       6.13        8/17/2026           1,304
                                                                                           ----------
                                                                                               11,738
                                                                                           ----------
              RAILROADS (0.1%)
      4,261   Asciano Finance Ltd.(a)                           4.63        9/23/2020           4,598
                                                                                           ----------
              Total Industrials                                                                68,075
                                                                                           ----------
              INFORMATION TECHNOLOGY (0.2%)
              -----------------------------
              ELECTRONIC MANUFACTURING SERVICES (0.2%)
      5,000   Tyco Electronics Group S.A.                       3.50        2/03/2022           5,318
                                                                                           ----------

================================================================================

32  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

-----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                      MARKET
AMOUNT                                                               COUPON                     VALUE
(000)(K)      SECURITY                                                RATE     MATURITY         (000)
-----------------------------------------------------------------------------------------------------
              MATERIALS (2.8%)
              ----------------
              COMMODITY CHEMICALS (0.3%)
$    10,000   Braskem Finance Ltd.                                    6.45%    2/03/2024   $    9,775
                                                                                           ----------
              DIVERSIFIED CHEMICALS (0.1%)
      3,000   Incitec Pivot Finance, LLC(a)                           6.00    12/10/2019        3,403
                                                                                           ----------
              DIVERSIFIED METALS & MINING (0.6%)
      5,000   Anglo American Capital plc(a)                           2.63     9/27/2017        5,057
      5,000   Anglo American Capital plc(a)                           4.13     4/15/2021        5,058
      3,000   Glencore Canada Corp.                                   6.00    10/15/2015        3,095
     10,000   Glencore Funding, LLC(a)                                2.50     1/15/2019        9,857
                                                                                           ----------
                                                                                               23,067
                                                                                           ----------
              GOLD (0.9%)
      2,000   Barrick Gold Corp.                                      6.95     4/01/2019        2,323
     20,000   Goldcorp, Inc.                                          3.70     3/15/2023       20,245
     10,000   Kinross Gold Corp.                                      5.95     3/15/2024        9,962
                                                                                           ----------
                                                                                               32,530
                                                                                           ----------
              PAPER PACKAGING (0.1%)
      3,000   Smurfit Kappa Acquisitions(a)                           4.88     9/15/2018        3,127
                                                                                           ----------
              PRECIOUS METALS & MINERALS (0.3%)
     10,000   Fresnillo plc(a)                                        5.50    11/13/2023       10,437
                                                                                           ----------
              STEEL (0.5%)
      3,000   ArcelorMittal                                           6.13     6/01/2018        3,195
      2,000   ArcelorMittal                                           6.25     3/01/2021        2,070
      4,000   ArcelorMittal                                           7.00     2/25/2022        4,270
      2,000   Vale Overseas Ltd.                                      4.63     9/15/2020        1,998
      5,000   Vale Overseas Ltd.                                      4.38     1/11/2022        4,779
                                                                                           ----------
                                                                                               16,312
                                                                                           ----------
              Total Materials                                                                  98,651
                                                                                           ----------
              UTILITIES (0.5%)
              ----------------
              ELECTRIC UTILITIES (0.5%)
     10,000   Electricite De France S.A.(a)                           5.25             -(d)    10,525
      6,000   EDP Finance B.V.(a)                                     4.13     1/15/2020        6,152
                                                                                           ----------
                                                                                               16,677
                                                                                           ----------
              Total Utilities                                                                  16,677
                                                                                           ----------
              Total Eurodollar and Yankee Obligations (cost: $448,621)                        472,126
                                                                                           ----------
              FOREIGN GOVERNMENT OBLIGATIONS (0.4%)

              GOVERNMENT (0.4%)
  CAD15,000   Province of Alberta (cost: $14,560)                     2.55    12/15/2022       12,679
                                                                                           ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  33

================================================================================

-----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                      MARKET
AMOUNT                                                             COUPON                       VALUE
(000)         SECURITY                                              RATE       MATURITY         (000)
-----------------------------------------------------------------------------------------------------
              ASSET-BACKED SECURITIES (1.6%)

              FINANCIALS (1.2%)
              -----------------
              ASSET-BACKED FINANCING (1.2%)
$     3,333   Avis Budget Rental Car Funding, LLC(a)               6.74%       5/20/2016   $    3,363
      1,048   Centre Point Funding, LLC(a)                         5.43        7/20/2016        1,059
      3,461   CIT Equipment Collateral(a)                          2.55        9/20/2016        3,464
      1,000   Citibank Credit Card Issuance Trust                  5.50        3/24/2017        1,007
      1,000   Citibank Credit Card Issuance Trust                  5.65        9/20/2019        1,115
      5,000   GE Capital Credit Card Master Note Trust             4.47        3/15/2020        5,329
      4,813   Hertz Vehicle Financing, LLC(a)                      5.93        3/25/2016        4,828
      2,000   Hertz Vehicle Financing, LLC(a)                      6.44        2/25/2019        2,240
      5,289   SLM Student Loan Trust                               0.62(c)     4/25/2025        4,994
      6,045   SLM Student Loan Trust                               0.64(c)     4/25/2025        5,628
      1,479   SLM Student Loan Trust                               0.46(c)    10/27/2025        1,416
      1,210   SLM Student Loan Trust                               0.81(c)    10/25/2038        1,098
      1,427   Trinity Rail Leasing, LP (INS)(a)                    5.27        8/14/2027        1,519
      3,495   Trinity Rail Leasing, LP(a),(e)                      5.90        5/14/2036        3,852
                                                                                           ----------
                                                                                               40,912
                                                                                           ----------
              Total Financials                                                                 40,912
                                                                                           ----------
              UTILITIES (0.4%)
              ----------------
              ELECTRIC UTILITIES (0.4%)
     15,000   Hawaii Dept. of Business Economic Dev. & Tourism     3.24        1/01/2031       15,532
                                                                                           ----------
              Total Asset-Backed Securities (cost: $54,019)                                    56,444
                                                                                           ----------

              COLLATERALIZED MORTGAGE OBLIGATIONS (0.1%)

              FINANCIALS (0.1%)
              -----------------
      2,874   Structured Asset Mortgage Investments, Inc.
               (cost: $2,591)                                      0.67(c)     7/19/2035        2,622
                                                                                           ----------

              COMMERCIAL MORTGAGE SECURITIES (13.3%)

              FINANCIALS (13.3%)
              ------------------
              COMMERCIAL MORTGAGE-BACKED SECURITIES (12.8%)
      1,000   Banc of America Commercial Mortgage, Inc.            5.29       11/10/2042        1,000
      3,342   Banc of America Commercial Mortgage, Inc.            5.29       11/10/2042        3,339
      2,400   Banc of America Commercial Mortgage, Inc.            4.95        7/10/2043        2,420
      4,000   Banc of America Commercial Mortgage, Inc.(a)         5.26        7/10/2043        4,013
        496   Banc of America Commercial Mortgage, Inc.            5.71        5/10/2045          499
      2,000   Banc of America Commercial Mortgage, Inc.            5.76        5/10/2045        2,121
      4,920   Banc of America Commercial Mortgage, Inc.            5.76        5/10/2045        5,147
      5,211   Banc of America Commercial Mortgage, Inc.            5.00        7/10/2045        5,271

================================================================================

34  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

-----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                      MARKET
AMOUNT                                                               COUPON                     VALUE
(000)         SECURITY                                                RATE     MATURITY         (000)
-----------------------------------------------------------------------------------------------------
$     3,000   Banc of America Commercial Mortgage, Inc.               5.17%   10/10/2045   $    3,064
      7,523   Banc of America Commercial Mortgage, Inc.               5.18    10/10/2045        7,734
      4,200   Banc of America Commercial Mortgage, Inc.               5.42    10/10/2045        4,369
      4,787   Banc of America Commercial Mortgage, Inc.               5.15     9/10/2047        4,929
        877   Banc of America Commercial Mortgage, Inc.(a)            5.50     9/10/2047          897
        298   Banc of America Commercial Mortgage, Inc.(a)            5.64     9/10/2047          305
      7,452   Banc of America Commercial Mortgage, Inc.(a)            6.14     9/10/2047        7,603
      5,980   Banc of America Commercial Mortgage, Inc.               6.27     2/10/2051        6,647
      3,000   BCRR Trust(a)                                           5.86     7/17/2040        3,266
      4,480   Bear Stearns Commercial Mortgage Securities, Inc.       5.00     2/11/2041        4,483
      4,000   Bear Stearns Commercial Mortgage Securities, Inc.       5.21     2/11/2041        4,003
      3,000   Bear Stearns Commercial Mortgage Securities, Inc.       4.99     9/11/2042        3,065
      5,199   Bear Stearns Commercial Mortgage Securities, Inc.       5.33     2/11/2044        5,558
      7,000   CFCRE Commercial Mortgage Trust(a)                      5.57    12/15/2047        8,304
      4,705   Citigroup Commercial Mortgage Securities, Inc.          5.77     3/15/2049        4,965
      1,620   Citigroup Commercial Mortgage Trust                     4.83     5/15/2043        1,621
      5,000   Citigroup Commercial Mortgage Trust                     6.15    12/10/2049        5,511
      5,000   Citigroup/Deutsche Bank Commercial Mortgage Trust       5.23     7/15/2044        5,119
      2,148   Citigroup/Deutsche Bank Commercial Mortgage Trust       5.23     7/15/2044        2,174
      5,000   Citigroup/Deutsche Bank Commercial Mortgage Trust       5.35     1/15/2046        5,195
      3,000   Commercial Mortgage Loan Trust(a)                       5.54    12/11/2049        3,147
      4,043   Commercial Mortgage Trust                               5.12     6/10/2044        4,079
      5,000   Commercial Mortgage Trust                               5.38    12/10/2046        5,092
      5,000   Commercial Mortgage Trust(a)                            5.54    12/11/2049        5,257
      3,000   Credit Suisse Commercial Mortgage Trust                 5.47     2/15/2039        3,121
      4,956   Credit Suisse Commercial Mortgage Trust                 5.47     2/15/2039        5,148
      4,066   Credit Suisse Commercial Mortgage Trust                 5.38     2/15/2040        4,315
      5,750   Credit Suisse First Boston Mortgage Securities Corp.    0.42     4/15/2037        5,715
      6,000   Credit Suisse First Boston Mortgage Securities Corp.    4.73     7/15/2037        6,046
      4,555   Credit Suisse First Boston Mortgage Securities Corp.    5.10     8/15/2038        4,641
      1,950   DB-UBS Mortgage Trust(a)                                5.42     8/10/2044        2,264
      5,000   GE Capital Commercial Mortgage Corp.                    5.28     3/10/2044        5,073
      5,000   GE Capital Commercial Mortgage Corp.                    5.07     7/10/2045        5,077
      2,745   GE Capital Commercial Mortgage Corp.                    5.31    11/10/2045        2,822
      5,000   GE Capital Commercial Mortgage Corp.                    5.31    11/10/2045        5,039
        251   GE Capital Commercial Mortgage Corp.                    5.31    11/10/2045          251
      2,000   GMAC Commercial Mortgage Securities, Inc.               4.75     5/10/2043        2,002
      2,829   GMAC Commercial Mortgage Securities, Inc.               4.81     5/10/2043        2,798
      5,000   Greenwich Capital Commercial Funding Corp.              5.82     7/10/2038        5,270
      2,000   Greenwich Capital Commercial Funding Corp.              5.44     3/10/2039        2,134
      4,225   GS Mortgage Securities Corp. II                         5.52     4/10/2038        4,342
      9,500   GS Mortgage Securities Corp. II                         4.78     7/10/2039        9,535
      3,000   GS Mortgage Securities Corp. II(a)                      4.95     1/10/2045        3,431

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  35

================================================================================

-----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                      MARKET
AMOUNT                                                       COUPON                             VALUE
(000)         SECURITY                                        RATE              MATURITY        (000)
-----------------------------------------------------------------------------------------------------
$     7,195   GS Mortgage Securities Trust                   5.55%             4/10/2038   $    7,460
      4,000   J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                             4.99              9/12/2037        4,055
      5,540   J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                             4.84              7/15/2042        5,598
      3,200   J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                             5.00             10/15/2042        3,259
      8,800   J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                             5.04             10/15/2042        8,884
      1,429   J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                             5.28              1/12/2043        1,468
        182   J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                             5.49              4/15/2043          183
        345   J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                             5.79              6/12/2043          349
      4,000   J.P. Morgan Chase Commercial Mortgage
                Securities Corp.(a)                          5.51             11/15/2043        4,544
      1,456   J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                             5.42             12/12/2043        1,492
      5,000   J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                             5.46             12/12/2043        5,194
      2,744   J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                             5.23             12/15/2044        2,792
      3,650   J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                             5.35             12/15/2044        3,771
      3,465   J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                             5.88              4/15/2045        3,668
      5,000   J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                             5.88              4/15/2045        4,999
        559   J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                             5.88              4/15/2045          566
     10,000   J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                             3.51              5/15/2045       10,736
        211   J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                             5.37              5/15/2045          215
      4,000   J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                             5.48              5/15/2045        4,218
      5,000   J.P. Morgan Chase Commercial Mortgage
                Securities Corp.(a)                          5.32              8/15/2046        5,893
      2,000   J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                             6.01              2/15/2051        2,191
      5,000   J.P. Morgan Chase Commercial Mortgage
                Securities Trust                             5.37              5/15/2047        5,223
      3,000   LB-UBS Commercial Mortgage Trust               5.21              4/15/2030        3,015

================================================================================

36  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

-----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                      MARKET
AMOUNT                                                               COUPON                     VALUE
(000)         SECURITY                                                RATE     MATURITY         (000)
-----------------------------------------------------------------------------------------------------
$     3,000   LB-UBS Commercial Mortgage Trust                        5.22%    2/15/2031   $    3,101
      2,000   LB-UBS Commercial Mortgage Trust                        5.35    11/15/2038        2,129
      7,750   LB-UBS Commercial Mortgage Trust                        5.38    11/15/2038        8,224
      6,000   LB-UBS Commercial Mortgage Trust                        5.41     9/15/2039        6,377
      2,000   LB-UBS Commercial Mortgage Trust                        5.31     4/15/2040        1,991
      5,000   LB-UBS Commercial Mortgage Trust                        5.28     2/15/2041        5,093
      2,000   Merrill Lynch Mortgage Trust                            5.29    11/12/2037        2,051
      5,000   Merrill Lynch Mortgage Trust                            5.14     7/12/2038        5,094
      2,000   Merrill Lynch Mortgage Trust                            5.24     7/12/2038        1,973
      3,000   Merrill Lynch Mortgage Trust                            5.69     5/12/2039        3,024
      2,000   Merrill Lynch Mortgage Trust                            5.42     1/12/2044        2,034
      5,000   Merrill Lynch Mortgage Trust                            5.84     6/12/2050        5,188
      2,000   Merrill Lynch Mortgage Trust                            6.27     2/12/2051        2,195
      2,000   Merrill Lynch Mortgage Trust(a)                         6.27     2/12/2051        2,114
      2,000   Merrill Lynch-Countrywide Commercial
                Mortgage Trust                                        5.88     6/12/2046        2,085
      2,769   Merrill Lynch-Countrywide Commercial
                Mortgage Trust                                        5.38     8/12/2048        2,943
        742   Morgan Stanley Capital I, Inc.                          5.80     8/12/2041          749
      5,000   Morgan Stanley Capital I, Inc.                          5.37    12/15/2043        5,332
      6,000   Morgan Stanley Capital I, Inc.                          5.79     7/12/2044        6,330
      2,376   Morgan Stanley Capital I, Inc.                          4.89     6/12/2047        2,393
      3,000   Morgan Stanley Capital I, Inc.                          4.77     7/15/2056        3,001
      5,000   Royal Bank of Scotland Trust(a)                         5.91     6/16/2049        5,488
      3,000   Timberstar Trust(a)                                     5.75    10/15/2036        3,177
     10,000   UBS Commercial Mortgage Trust                           3.40     5/10/2045       10,665
      4,756   UBS-Citigroup Commercial Mortgage Trust(a)              5.15     1/10/2045        5,479
      4,860   Wachovia Bank Commercial Mortgage Trust                 5.18     7/15/2042        4,949
      5,000   Wachovia Bank Commercial Mortgage Trust                 5.71     5/15/2043        5,172
      5,592   Wachovia Bank Commercial Mortgage Trust                 5.61     3/15/2045        5,845
        439   Wachovia Bank Commercial Mortgage Trust                 5.94     6/15/2045          443
      5,000   Wachovia Bank Commercial Mortgage Trust                 5.80     7/15/2045        5,312
        876   Wachovia Bank Commercial Mortgage Trust                 5.57    10/15/2048          926
      3,000   Wachovia Bank Commercial Mortgage Trust                 5.60    10/15/2048        3,200
      5,000   Wachovia Bank Commercial Mortgage Trust                 5.34    11/15/2048        5,337
      5,000   Wachovia Bank Commercial Mortgage Trust                 5.72     6/15/2049        5,389
      3,000   Wells Fargo Commercial Mortgage Trust(a)                5.28    11/15/2043        3,411
      6,000   WF-RBS Commercial Mortgage Trust(a)                     5.17     2/15/2044        6,810
                                                                                           ----------
                                                                                              444,018
                                                                                           ----------
              INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.5%)
     34,576   J.P. Morgan Chase Commercial Mortgage Securities Corp.,
                acquired 9/28/2012; cost $4,720(f)                    2.12    10/15/2045        3,498
     37,248   Morgan Stanley-BAML Trust,
                acquired 10/05/2012; cost $4,839(a),(f)               2.14    11/15/2045        3,523

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  37

================================================================================

-----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                      MARKET
AMOUNT                                                                    COUPON                VALUE
(000)         SECURITY                                                     RATE    MATURITY     (000)
-----------------------------------------------------------------------------------------------------
$    31,529   UBS Commercial Mortgage Trust,
                acquired 5/01/2012; cost $4,773(a),(f)                    2.28%   5/10/2045  $  3,710
                                                                                             --------
     77,542   WF-RBS Commercial Mortgage Trust,
                acquired 12/04/2012; cost $9,675(a),(f)                   1.79   12/15/2045     7,639
                                                                                             --------
                                                                                               18,370
                                                                                             --------
              Total Financials                                                                462,388
                                                                                             --------
              Total Commercial Mortgage Securities (cost: $442,506)                           462,388
                                                                                             --------
              U.S. GOVERNMENT AGENCY ISSUES (1.3%)(g)

              COMMERCIAL MORTGAGE-BACKED SECURITIES (0.2%)
      8,500   Freddie Mac(+)                                              2.22   12/25/2018     8,761
                                                                                             --------
              INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.7%)
    199,374   Fannie Mae(+)                                               0.67    4/25/2022     7,337
     71,835   Freddie Mac(+)                                              0.90   10/25/2022     4,066
     23,654   Freddie Mac(+)                                              1.73    3/25/2022     2,367
     43,477   Freddie Mac(+)                                              1.43   12/25/2021     3,445
     73,506   Freddie Mac(+)                                              1.31    8/25/2022     5,847
                                                                                             --------
                                                                                               23,062
                                                                                             --------
              MORTGAGE-BACKED PASS-THROUGH SECURITIES (0.4%)
     13,455   Fannie Mae(+)                                               2.50    7/01/2027    13,957
        414   Freddie Mac(+)                                              5.00    9/01/2020       441
        200   Freddie Mac(+)                                              5.50    4/01/2036       224
                                                                                             --------
                                                                                               14,622
                                                                                             --------
              Total U.S. Government Agency Issues (cost: $44,730)                              46,445
                                                                                             --------
              U.S. TREASURY SECURITIES (5.1%)

              BONDS (3.0%)
     20,000   3.00%, 5/15/2042                                                                 23,130
     20,000   2.75%, 8/15/2042                                                                 22,050
      5,000   2.75%, 11/15/2042                                                                 5,511
      5,000   3.13%, 8/15/2044                                                                  5,935
     40,000   3.00%, 11/15/2044                                                                46,422
                                                                                             --------
                                                                                              103,048
                                                                                             --------
              NOTES (2.1%)
     10,000   2.13%, 8/15/2021                                                                 10,417
     15,000   2.00%, 2/15/2022                                                                 15,521
     10,000   2.00%, 2/15/2023                                                                 10,328
      5,000   1.75%, 5/15/2023                                                                  5,059
     10,000   2.38%, 8/15/2024                                                                 10,623

================================================================================

38  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

-----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                      MARKET
AMOUNT                                                                 COUPON                   VALUE
(000)         SECURITY                                                  RATE     MATURITY       (000)
-----------------------------------------------------------------------------------------------------
$    20,000   2.25%, 11/15/2024                                                            $   21,028
                                                                                           ----------
                                                                                               72,976
                                                                                           ----------
              Total U.S. Treasury Securities (cost: $166,779)                                 176,024
                                                                                           ----------
              MUNICIPAL BONDS (4.1%)

              AIRPORT/PORT (0.3%)
      4,975   Chicago Midway Airport                                    5.00%    1/01/2024      5,981
      2,470   Chicago Midway Airport                                    5.00     1/01/2025      2,957
        640   Riverside (INS)                                           5.19     8/01/2017        635
                                                                                           ----------
                                                                                                9,573
                                                                                           ----------
              APPROPRIATED DEBT (0.6%)
      3,000   Baltimore City Board of School Commissioners              5.69    12/15/2025      3,735
        920   Escondido Joint Powers Financing Auth. (INS)              5.53     9/01/2018        947
      3,000   Kannapolis                                                7.28     3/01/2027      3,364
      1,500   Kentucky State Property and Buildings Commission          4.08    11/01/2015      1,536
      5,000   Miami-Dade County School Board                            5.38     5/01/2031      5,810
      4,000   Palm Beach County School Board                            5.40     8/01/2025      4,784
                                                                                           ----------
                                                                                               20,176
                                                                                           ----------
              CASINOS & GAMING (0.0%)
      1,285   Mashantucket (Western) Pequot Tribe(h)                    7.35     7/01/2026        227
                                                                                           ----------
              DIVERSIFIED REAL ESTATE ACTIVITIES (0.0%)
        510   American Eagle Northwest, LLC(a)                          4.97    12/15/2018        538
                                                                                           ----------
              EDUCATION (0.8%)
      1,780   Austin CCD                                                5.20     2/01/2020      1,780
      3,430   Austin CCD                                                6.76     8/01/2030      4,482
        710   California State Univ. (INS)                              5.27    11/01/2017        757
      1,000   Colorado State Board of Governors
               Univ. Enterprise System                                  4.90     3/01/2021      1,119
      3,000   Los Alamitos USD No. 1                                    6.19     2/01/2026      3,646
      3,000   Miami Univ.                                               6.67     9/01/2028      3,819
     10,000   New Jersey EDA                                            5.25     9/01/2026     11,388
                                                                                           ----------
                                                                                               26,991
                                                                                           ----------
              ELECTRIC/GAS UTILITIES (0.1%)
      1,790   Piedmont Municipal Power Agency                           4.34     1/01/2017      1,845
                                                                                           ----------
              ENVIRONMENTAL & FACILITIES SERVICES (0.5%)
      2,750   Lewisburg                                                 0.37     7/02/2035      2,750
      8,500   Mission EDC                                               3.75    12/01/2018(i)   8,608
      5,000   Pennsylvania Economic Dev. Financing Auth.                0.37     8/01/2045      5,000
                                                                                           ----------
              Total Environmental & Facilities Services                                        16,358
                                                                                           ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  39

================================================================================

-----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                      MARKET
AMOUNT                                                                COUPON                    VALUE
(000)         SECURITY                                                 RATE    MATURITY         (000)
-----------------------------------------------------------------------------------------------------
              GENERAL OBLIGATION (0.7%)
$     1,250   Las Virgenes USD                                        5.54%    8/01/2025   $    1,432
      3,000   Long Beach USD                                          5.91     8/01/2025        3,685
      5,000   New York City                                           6.27    12/01/2037        6,933
      5,000   State of Washington                                     5.25     2/01/2036        5,932
      4,045   Will County, Illinois                                   3.83    11/15/2016        4,226
      1,520   Will County, Illinois                                   4.08    11/15/2017        1,613
      1,405   Will County, Illinois                                   4.28    11/15/2018        1,523
                                                                                           ----------
                                                                                               25,344
                                                                                           ----------
              MULTIFAMILY HOUSING (0.1%)
      5,000   New York State Mortgage Agency                          4.20    10/01/2027        5,363
                                                                                           ----------
              NURSING/CCRC (0.0%)
        105   California Statewide Communities Dev. Auth. (INS)       5.59     2/01/2015          105
                                                                                           ----------
              SALES TAX (0.1%)
      3,300   Miami-Dade County Transit System                        4.59     7/01/2021        3,589
                                                                                           ----------
              SPECIAL ASSESSMENT/TAX/FEE (0.7%)
      2,000   Florida State Department of Environmental Protection    5.76     7/01/2020        2,322
      5,000   Harris County                                           4.45    11/15/2031        5,177
      1,745   Metropolitan Nashville Airport Auth. (INS)              5.14     7/01/2018        1,949
      3,000   MTA                                                     5.20    11/15/2018        3,383
      5,000   MTA                                                     6.73    11/15/2030        6,624
      3,000   New Jersey Transportation Trust Fund Auth.              5.75    12/15/2028        3,548
      2,500   New York City Transitional Finance Auth.                5.00     2/01/2035        2,909
                                                                                           ----------
                                                                                               25,912
                                                                                           ----------
              WATER UTILITIES (0.1%)
      3,000   Connecticut Dev. Auth.                                  5.50     4/01/2021        3,513
                                                                                           ----------
              WATER/SEWER UTILITY (0.1%)
      2,500   Tohopekaliga Water Auth.                                5.25    10/01/2036        2,977
                                                                                           ----------
              Total Municipal Bonds (cost: $125,795)                                          142,511
                                                                                           ----------
              PREFERRED STOCKS (2.6%)

              CONSUMER STAPLES (0.8%)
              -----------------------
              AGRICULTURAL PRODUCTS (0.8%)
    400,000   CHS, Inc., 7.10%, cumulative redeemable, perpetual                               10,545
    150,000   Dairy Farmers of America, Inc., 7.88%, cumulative
               redeemable, perpetual(a)                                                        16,364
                                                                                           ----------
                                                                                               26,909
                                                                                           ----------
              Total Consumer Staples                                                           26,909
                                                                                           ----------

================================================================================

40  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

-----------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                                   MARKET
$(000)/                                                                                   VALUE
SHARES        SECURITY                                                                    (000)
-----------------------------------------------------------------------------------------------
              ENERGY (0.1%)
              -------------
              OIL & GAS EXPLORATION & PRODUCTION (0.1%)
      3,000   Chesapeake Energy Corp., 5.75%, perpetual(a)                            $   3,043
                                                                                      ---------
              FINANCIALS (1.1%)
              -----------------
              DIVERSIFIED BANKS (0.2%)
     50,000   HSBC Holdings plc, 6.20%, perpetual                                         1,297
      5,000   US Bancorp, 7.19%, perpetual                                                4,246
                                                                                      ---------
                                                                                          5,543
                                                                                      ---------
              LIFE & HEALTH INSURANCE (0.3%)
    369,987   Delphi Financial Group, Inc.,
               7.38%, cumulative redeemable                                               9,250
                                                                                      ---------
              OTHER DIVERSIFIED FINANCIAL SERVICES (0.2%)
    175,000   Citigroup Capital XIII, 7.88%                                               4,652
     36,000   ING Groep N.V., 7.20%, perpetual                                              934
     26,500   ING Groep N.V., 7.38%, perpetual                                              683
                                                                                      ---------
                                                                                          6,269
                                                                                      ---------
              PROPERTY & CASUALTY INSURANCE (0.1%)
$     3,000   Catlin Insurance Co. Ltd., 7.25%, perpetual(a)                              2,992
                                                                                      ---------
              REGIONAL BANKS (0.0%)
      2,000   CoBank ACB, 1.46%, perpetual(a)                                             1,377
                                                                                      ---------
              REINSURANCE (0.0%)
      2,000   American Overseas Group Ltd., 7.50%,
               non-cumulative, perpetual, acquired
               1/23/2007 - 3/02/2007; cost $2,058*(e),(f)                                   500
                                                                                      ---------
              REITs - OFFICE (0.1%)
    160,000   CommonWealth, Series E, 7.25%,
               cumulative redeemable, perpetual                                           4,151
                                                                                      ---------
              REITs - RESIDENTIAL (0.2%)
    100,000   Equity Residential Properties Trust,
               depositary shares, Series K, 8.29%, cumulative redeemable, perpetual       6,531
                                                                                      ---------
              Total Financials                                                           36,613
                                                                                      ---------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  41

================================================================================

-----------------------------------------------------------------------------------------------
                                                                                         MARKET
NUMBER                                                                                    VALUE
OF SHARES     SECURITY                                                                    (000)
-----------------------------------------------------------------------------------------------
              INDUSTRIALS (0.1%)
              ------------------
              OFFICE SERVICES & SUPPLIES (0.1%)
      4,000   Pitney Bowes International Holdings,
               Series F, 6.13%, cumulative redeemable, perpetual(a)                   $   4,268
                                                                                      ---------
              TELECOMMUNICATION SERVICES (0.2%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (0.1%)
    200,000   Qwest Corp., 7.38%                                                          5,342
                                                                                      ---------
              WIRELESS TELECOMMUNICATION SERVICES (0.1%)
      2,000   Centaur Funding Corp., 9.08%*(a)                                            2,569
                                                                                      ---------
              Total Telecommunication Services                                            7,911
                                                                                      ---------
              UTILITIES (0.3%)
              ----------------
              ELECTRIC UTILITIES (0.3%)
    109,000   Southern California Edison, Series D,
               6.50%, cumulative redeemable, perpetual                                   11,690
                                                                                      ---------
              Total Preferred Stocks (cost: $85,102)                                     90,434
                                                                                      ---------

-----------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                          COUPON
(000)                                                            RATE     MATURITY
-----------------------------------------------------------------------------------------------
              MONEY MARKET INSTRUMENTS (3.6%)

              COMMERCIAL PAPER (3.5%)

              CONSUMER DISCRETIONARY (0.0%)
              -----------------------------
              HOTELS, RESORTS & CRUISE LINES (0.0%)
$       729   Carnival Corp.(a),(j)                              0.38%    2/03/2015         729
                                                                                      ---------
              ENERGY (2.3%)
              -------------
              OIL & GAS DRILLING (0.3%)
      8,000   Nabors Industries, Inc.(a),(j)                     0.70     2/05/2015       8,000
                                                                                      ---------
              OIL & GAS EXPLORATION & PRODUCTION (0.8%)
      5,468   Talisman Energy, Inc.(a),(j)                       0.65     2/04/2015       5,468
     23,168   Talisman Energy, Inc.(a),(j)                       0.83     2/12/2015      23,162
                                                                                      ---------
                                                                                         28,630
                                                                                      ---------
              OIL & GAS STORAGE & TRANSPORTATION (1.2%)
      8,000   Enbridge Energy Partners, LP(a),(j)                0.60     2/06/2015       7,999
     12,435   Enterprise Products Operating, LLC(a),(j)          0.52     2/13/2015      12,433
      5,322   Spectra Energy Capital, LLC(a),(j)                 0.44     2/09/2015       5,322

================================================================================

42  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

-----------------------------------------------------------------------------------------------
PRINCIPAL                                                                                MARKET
AMOUNT                                                           COUPON                   VALUE
(000)         SECURITY                                            RATE     MATURITY       (000)
-----------------------------------------------------------------------------------------------
$    15,050   Williams Partners Finance Corp.(a),(j)              0.42%   2/04/2015  $   15,050
                                                                                     ----------
                                                                                         40,804
                                                                                     ----------
              Total Energy                                                               77,434
                                                                                     ----------
              MATERIALS (0.7%)
              ----------------
              SPECIALTY CHEMICALS (0.7%)
      7,236   Albemarle Corp.(a),(j)                              0.75    2/18/2015       7,234
     18,000   PPG Industries                                      0.42    2/06/2015      17,999
                                                                                     ----------
                                                                                         25,233
                                                                                     ----------
              Total Materials                                                            25,233
                                                                                     ----------
              UTILITIES (0.5%)
              ----------------
              MULTI-UTILITIES (0.5%)
     18,000   Ameren Corp.                                        0.50    2/02/2015      18,000
                                                                                     ----------
              Total Commercial Paper                                                    121,396
                                                                                     ----------
              VARIABLE-RATE DEMAND NOTES (0.1%)

              ENERGY (0.1%)
              -------------
              OIL & GAS REFINING & MARKETING (0.1%)
      5,000   Port of Port Arthur Navigation District             0.12   12/01/2039       5,000
      1,200   Port of Port Arthur Navigation District             0.11   11/01/2040       1,200
                                                                                     ----------
                                                                                          6,200
                                                                                     ----------
              Total Energy                                                                6,200
                                                                                     ----------
              Total Money Market Instruments (cost: $127,596)                           127,596
                                                                                     ----------

              TOTAL INVESTMENTS (COST: $3,252,877)                                   $3,447,307
                                                                                     ==========

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  43

================================================================================

-----------------------------------------------------------------------------------------------------------
($ IN 000s)                                             VALUATION HIERARCHY
-----------------------------------------------------------------------------------------------------------
                                               (LEVEL 1)            (LEVEL 2)        (LEVEL 3)
                                           QUOTED PRICES    OTHER SIGNIFICANT      SIGNIFICANT
                                       IN ACTIVE MARKETS           OBSERVABLE     UNOBSERVABLE
ASSETS                              FOR IDENTICAL ASSETS               INPUTS           INPUTS        TOTAL
-----------------------------------------------------------------------------------------------------------
Bonds:
  Corporate Obligations                        $      -           $1,858,038            $    -   $1,858,038
  Eurodollar and Yankee Obligations                   -              472,126                 -      472,126
  Foreign Government Obligations                      -               12,679                 -       12,679
  Asset-Backed Securities                             -               52,592             3,852       56,444
  Collateralized Mortgage Obligations                 -                2,622                 -        2,622
  Commercial Mortgage Securities                      -              462,388                 -      462,388
  U.S. Government Agency Issues                       -               46,445                 -       46,445
  U.S. Treasury Securities                      176,024                    -                 -      176,024
  Municipal Bonds                                     -              142,511                 -      142,511
Equity Securities:
  Preferred Stocks                                6,639               83,295               500       90,434
Money Market Instruments:
  Commercial Paper                                    -              121,396                 -      121,396
  Variable-Rate Demand Notes                          -                6,200                 -        6,200
-----------------------------------------------------------------------------------------------------------
Total                                          $182,663           $3,260,292            $4,352   $3,447,307
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
                                                                          ASSET-BACKED            PREFERRED
                                                                            SECURITIES               STOCKS
-----------------------------------------------------------------------------------------------------------
Balance as of July 31, 2014                                                     $3,974                 $500
Purchases                                                                            -                    -
Sales                                                                             (150)                   -
Transfers into Level 3                                                               -                    -
Transfers out of Level 3                                                             -                    -
Net realized gain (loss) on investments                                              5                    -
Change in net unrealized appreciation/depreciation of investments                   23                    -
-----------------------------------------------------------------------------------------------------------
Balance as of January 31, 2015                                                  $3,852                 $500
-----------------------------------------------------------------------------------------------------------

For the period of August 1, 2014, through January 31, 2015, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

44  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

January 31, 2015 (unaudited)

--------------------------------------------------------------------------------

o  GENERAL NOTES

   Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

   The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 15.0% of net assets at January 31, 2015.

o  CATEGORIES AND DEFINITIONS

   ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES - Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents when the final principal payment will be made for all underlying loans. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  45

================================================================================

   COLLATERALIZED MORTGAGE OBLIGATIONS (CMOs) - Collateralized Mortgage Obligations are debt obligations of a legal entity that are fully collateralized by a portfolio of mortgages or mortgage-related securities. CMOs are issued in multiple classes (tranches), with specific adjustable or fixed interest rates, varying maturities, and must be fully retired no later than its final distribution date. The cash flow from the underlying mortgages is used to pay off each tranche separately. CMOs are designed to provide investors with more predictable maturities than regular mortgage securities but such maturities can be difficult to predict because of the effect of prepayments.

   EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are U.S. dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

   INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS IOs) - represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

   VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

================================================================================

46  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

o  PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

   CAD     Canadian dollars
   CCD     Community College District
   EDA     Economic Development Authority
   EDC     Economic Development Corp.
   MTA     Metropolitan Transportation Authority
   REIT    Real estate investment trust
   USD     Unified School District

   CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

   (INS)   Principal and interest payments are insured by one of the following:
           AMBAC Assurance Corp., Assured Guaranty Municipal Corp., MBIA Insurance Corp., National Public Finance Guarantee Corp., Radian Asset Assurance, Inc., or XL Capital Assurance. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

o  SPECIFIC NOTES

   (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company (the Manager) under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees (the Board), unless otherwise noted as illiquid.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  47

================================================================================

   (b) Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at January 31, 2015. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

   (c) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the rate at January 31, 2015.

   (d) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

   (e) Security was fair valued at January 31, 2015, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $4,352,000, which represented 0.1% of the Fund's net assets.

   (f) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at January 31, 2015, was $18,870,000, which represented 0.5% of the Fund's net assets.

   (g) U.S. government agency issues - Mortgage-backed securities issued by certain U.S. Government Sponsored Enterprises (GSEs) such as the Government National Mortgage Association (GNMA or Ginnie Mae) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by other
       GSEs, such as Freddie Mac (Federal Home Loan Mortgage Corporation or FHLMC) and Fannie Mae (Federal National Mortgage Association or FNMA), indicated with a "+", are supported only by the right of the GSE to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSEs' obligations, or only by the credit

================================================================================

48  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

       of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to act as conservator and oversee their daily operations. In addition, the U.S. Treasury entered into purchase agreements with Fannie Mae and Freddie Mac to provide them with capital in exchange for senior preferred stock. While these arrangements are intended to ensure that Fannie Mae and Freddie Mac can continue to meet their obligations, it is possible that actions by the U.S. Treasury, FHFA, or others could adversely impact the value of the Fund's investments in securities issued by Fannie Mae and Freddie Mac.

   (h) Pay-in-kind (PIK) - Security in which the issuer will have or has the option to make all or a portion of the interest or dividend payments in additional securities.

   (i) Put bond - provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

   (j) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

   (k) In U.S. dollars unless otherwise noted.

    *  Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  49

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

January 31, 2015 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (cost of $3,252,877)             $3,447,307
   Cash                                                                            35,305
   Receivables:
       Capital shares sold                                                          4,019
       Dividends and interest                                                      34,932
       Securities sold                                                                168
                                                                               ----------
          Total assets                                                          3,521,731
                                                                               ----------
LIABILITIES
   Payables:
      Securities purchased                                                         39,622
      Capital shares redeemed                                                       2,671
      Dividends on capital shares                                                   1,176
   Accrued management fees                                                          1,028
   Accrued transfer agent's fees                                                      114
   Other accrued expenses and payables                                                 79
                                                                               ----------
          Total liabilities                                                        44,690
                                                                               ----------
              Net assets applicable to capital shares outstanding              $3,477,041
                                                                               ==========
NET ASSETS CONSIST OF:
   Paid-in capital                                                             $3,280,992
   Undistributed net investment income                                                  9
   Accumulated net realized gain on investments and futures transactions            1,613
   Net unrealized appreciation of investments                                     194,430
   Net unrealized depreciation of foreign currency translations                        (3)
                                                                               ----------
              Net assets applicable to capital shares outstanding              $3,477,041
                                                                               ==========
   Net asset value, redemption price, and offering price per share:
        Fund Shares (net assets of $2,089,427/190,882 shares outstanding)      $    10.95
                                                                               ==========
        Institutional Shares (net assets of $1,273,101/116,302
            shares outstanding)                                                $    10.95
                                                                               ==========
        Adviser Shares (net assets of $114,513/10,468 shares outstanding)      $    10.94
                                                                               ==========

See accompanying notes to financial statements.

================================================================================

50  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Six month period ended January 31, 2015 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends                                                                $ 2,994
   Interest                                                                  74,567
                                                                            -------
            Total income                                                     77,561
                                                                            -------
EXPENSES
   Management fees                                                            5,945
   Administration and servicing fees:
       Fund Shares                                                            1,506
       Institutional Shares                                                     635
       Adviser Shares                                                            56
   Transfer agent's fees:
       Fund Shares                                                            1,447
       Institutional Shares                                                     635
       Adviser Shares                                                            36
   Distribution and service fees (Note 6E):
       Adviser Shares                                                            93
   Custody and accounting fees:
       Fund Shares                                                              127
       Institutional Shares                                                      78
       Adviser Shares                                                             5
   Postage:
       Fund Shares                                                               51
       Institutional Shares                                                      33
       Adviser Shares                                                             1
   Shareholder reporting fees:
       Fund Shares                                                               28
       Institutional Shares                                                       8
       Adviser Shares                                                             1
   Trustees' fees                                                                12
   Registration fees:
       Fund Shares                                                               33
       Institutional Shares                                                      16
       Adviser Shares                                                            19
   Professional fees                                                             81
   Other                                                                         27
                                                                            -------
       Total expenses                                                        10,873
                                                                            -------
NET INVESTMENT INCOME                                                        66,688
                                                                            -------

================================================================================

                                                      FINANCIAL STATEMENTS |  51

================================================================================

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
FOREIGN CURRENCY, AND FUTURES CONTRACTS
  Net realized gain (loss) on:
      Unaffiliated transactions                                               1,970
      Affiliated transactions (Note 8)                                          479
      Foreign currency transactions                                              (9)
      Futures transactions                                                      681
  Change in net unrealized appreciation/depreciation of:
      Investments                                                            (1,295)
      Foreign currency translations                                              (2)
      Futures contracts                                                        (116)
                                                                           --------
             Net realized and unrealized gain                                 1,708
                                                                           --------
     Increase in net assets resulting from operations                      $ 68,396
                                                                           ========

See accompanying notes to financial statements.

================================================================================

52  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Six month period ended January 31, 2015 (unaudited), and year ended July 31,
2014

--------------------------------------------------------------------------------

                                                                   1/31/2015          7/31/2014
-----------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                          $    66,688        $  127,676
   Net realized gain on investments                                     2,449             3,416
   Net realized loss on foreign currency transactions                      (9)               (3)
   Net realized gain (loss) on futures transactions                       681            (1,289)
   Change in net unrealized appreciation/depreciation of:
       Investments                                                     (1,295)           56,417
       Foreign currency translations                                       (2)               (2)
       Futures contracts                                                 (116)            1,557
                                                                  -----------------------------
   Increase in net assets resulting from operations                    68,396           187,772
                                                                  -----------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
       Fund Shares                                                    (39,614)          (75,679)
       Institutional Shares                                           (25,776)          (51,419)
       Adviser Shares                                                  (1,386)             (571)
                                                                  -----------------------------
            Total distributions of net investment income              (66,776)         (127,669)
                                                                  -----------------------------
   Net realized gains:
       Fund Shares                                                     (2,835)             (681)
       Institutional Shares                                            (1,745)             (448)
       Adviser Shares                                                    (128)               (4)
                                                                  -----------------------------
            Total distributions of net realized gains                  (4,708)           (1,133)
                                                                  -----------------------------
       Distributions to shareholders                                  (71,484)         (128,802)
                                                                  -----------------------------
NET INCREASE IN NET ASSETS FROM
CAPITAL SHARE TRANSACTIONS (NOTE 5)
   Fund Shares                                                        164,878           116,171
   Institutional Shares                                               (10,207)          128,432
   Adviser Shares                                                      71,557            33,697
                                                                  -----------------------------
            Total net increase in net assets from capital
                share transactions                                    226,228           278,300
                                                                  -----------------------------
   Net increase in net assets                                         223,140           337,270

NET ASSETS
   Beginning of period                                              3,253,901         2,916,631
                                                                  -----------------------------
   End of period                                                  $ 3,477,041        $3,253,901
                                                                  =============================
Accumulated undistributed net investment income:
   End of period                                                  $         9        $       97
                                                                  =============================

See accompanying notes to financial statements.

================================================================================

                                                     FINANCIAL STATEMENTS |   53

================================================================================

NOTES TO FINANCIAL STATEMENTS

January 31, 2015 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this semiannual report pertains only to the USAA Intermediate-Term Bond Fund (the
Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to seek high current income without undue risk to principal.

The Fund consists of three classes of shares: Intermediate-Term Bond Fund Shares (Fund Shares), Intermediate-Term Bond Fund Institutional Shares (Institutional Shares), and Intermediate-Term Bond Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or

================================================================================

54  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds). The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

   The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

   The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

   The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

   1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  55

================================================================================

       representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

   2. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

   3. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Board. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently

================================================================================

56  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

       based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

   4. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their net asset value (NAV) at the end of each business day.

   5. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

   6. Repurchase agreements are valued at cost, which approximates market value.

   7. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

   8. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

       Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  57

================================================================================

   transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

   Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

   Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain preferred stocks, which are valued based on methods discussed in Note 1A3. Additionally, certain bonds, valued based on methods discussed in Note 1A1, and commercial paper and variable-rate demand notes, are valued at amortized cost.

   Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

   The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

   For the securities valued using significant unobservable inputs, market quotations were not available from the pricing services. As such, the securities were valued in good faith using methods determined by the Manager, under valuation procedures approved by the Board. The valuation of securities falling in the Level 3 category are primarily supported by discounted prior tender offer or quoted prices obtained from broker-dealer participating in the market for these securities. However, these securities are included in the Level 3 category due to limited market transparency and or a lack of corroboration to support the quoted prices.

   Refer to the portfolio of investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES - The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to

================================================================================

58  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

   futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade. The Fund's derivative agreements held at January 31, 2015, did not include master netting provisions.

   FUTURES CONTRACTS - The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  59

================================================================================

   THE EFFECT OF DERIVATIVE INSTRUMENTS ON THE STATEMENT OF OPERATIONS FOR THE SIX-MONTH PERIOD ENDED JANUARY 31, 2015 (IN THOUSANDS)

                                                                      CHANGE IN
DERIVATIVES NOT                                                       UNREALIZED
ACCOUNTED FOR             STATEMENT OF                  REALIZED      APPRECIATION
AS HEDGING                OPERATIONS                    GAIN ON       (DEPRECIATION)
INSTRUMENTS               LOCATION                      DERIVATIVES   ON DERIVATIVES
------------------------------------------------------------------------------------
Interest rate contracts   Net realized and                  $681          $(116)
                          unrealized gain (loss)
                          on futures transactions/
                          Change in unrealized
                          appreciation (depreciation)
                          of futures contracts
------------------------------------------------------------------------------------

D. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

E. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income is recorded on the ex-dividend date; interest income is recorded daily on the accrual basis. Discounts and premiums on securities are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

F. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested.

================================================================================

60  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

G. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended January 31, 2015, there were no custodian and other bank charges.

H. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

I. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR).

The USAA Funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the Funds based on their respective average net assets for the period.

For the six-month period ended January 31, 2015, the Fund paid CAPCO facility fees of $8,000, which represents 4.8% of the total fees paid to CAPCO by the USAA Funds. The Fund had no borrowings under this agreement during the six-month period ended January 31, 2015.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  61

================================================================================

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of July 31, 2015, in accordance with applicable tax law.

Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

The Fund is permitted to carry forward post-enactment capital losses indefinitely. Additionally, such capital losses that are carried forward will retain their character as short-term and/or long-term capital losses. Post-enactment capital loss carryforwards must be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused.

At July 31, 2014, the Fund had no capital loss carryforwards, for federal income tax purposes.

For the six-month period ended January 31, 2015, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended January 31, 2015, were $312,928,000 and $90,129,000, respectively.

As of January 31, 2015, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

================================================================================

62  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

Gross unrealized appreciation and depreciation of investments as of January 31, 2015, were $212,016,000 and $17,586,000, respectively, resulting in net unrealized appreciation of $194,430,000.

(5) CAPITAL SHARE TRANSACTIONS

At January 31, 2015, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

Capital share transactions for the Institutional Shares resulted from purchases and sales by the affiliated USAA fund-of-funds as well as other persons or legal entities that the Fund may approve from time to time. Capital share transactions for all classes were as follows, in thousands:

                                    SIX-MONTH PERIOD ENDED            YEAR ENDED
                                      JANUARY 31, 2015              JULY 31, 2014
------------------------------------------------------------------------------------
                                     SHARES      AMOUNT         SHARES        AMOUNT
                                     -----------------------------------------------
FUND SHARES:
Shares sold                           28,632     $312,681       42,337      $457,892
Shares issued from
  reinvested dividends                 3,657       39,938        6,677        72,246
Shares redeemed                      (17,195)    (187,741)     (38,420)     (413,967)
                                     -----------------------------------------------
Net increase from
  capital share transactions          15,094     $164,878       10,594      $116,171
                                     ===============================================
INSTITUTIONAL SHARES:
Shares sold                           14,274     $155,989       25,259      $273,136
Shares issued from
  reinvested dividends                 2,329       25,427        4,672        50,556
Shares redeemed                      (17,539)    (191,623)     (18,086)     (195,260)
                                     -----------------------------------------------
Net increase (decrease) from
 capital share transactions             (936)    $(10,207)      11,845      $128,432
                                     ===============================================
ADVISER SHARES:
Shares sold                            7,315     $ 79,787        3,409      $ 37,276
Shares issued from
  reinvested dividends                   122        1,331           32           347
Shares redeemed                         (877)      (9,561)        (361)       (3,926)
                                     -----------------------------------------------
Net increase from
  capital share transactions           6,560     $ 71,557        3,080      $ 33,697
                                     ===============================================

================================================================================

                                            NOTES TO FINANCIAL STATEMENTS |   63

================================================================================

(6) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, and for directly managing the day-to-day investment of the Fund's assets, subject to the authority of and supervision by the Board. The Manager also is authorized to select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the actual day-to-day investment of a portion of the Fund's assets. For the six-month period ended January 31, 2015, there were no subadvisers.

   The investment management fee for the Fund is comprised of a base fee and a performance adjustment. The Fund's base fee, accrued daily and paid monthly, is computed as a percentage of the Fund's average net assets at annualized rates of 0.50% of the first $50 million of average net assets, 0.40% of that portion of average net assets over $50 million but not over $100 million, and 0.30% of that portion of average net assets over $100 million. For the six-month period ended January 31, 2015, the Fund's effective annualized base fee was 0.30% of the Fund's average net assets for the same period.

   The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class's performance to that of the Lipper Index over the performance period. The Index tracks the performance of funds in that invest primarily in investment grade debt issues (rated in top four grades) with dollar-weighted average maturities of five to ten years. The share performance period for each class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

================================================================================

64  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

OVER/UNDER PERFORMANCE
RELATIVE TO INDEX                                    ANNUAL ADJUSTMENT RATE
(IN BASIS POINTS)(1)                                 (IN BASIS POINTS)(1)
----------------------------------------------------------------------------
+/- 20 to 50                                         +/-4
+/-51 to 100                                         +/-5
+/-101 and greater                                   +/-6

(1)Based on the difference between average annual performance of the relevant share class of the Fund and its relevant index, rounded to the nearest basis point. Average net assets of the share class are calculated over a rolling 36-month period.

   Each class's annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

   Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Index over that period, even if the class had overall negative returns during the performance period.

   For the six-month period ended January 31, 2015, the Fund incurred total management fees, paid or payable to the Manager, of $5,945,000, which included a performance adjustment for the Fund Shares, Institutional Shares, and Adviser Shares of $571,000, $265,000, and $5,000, respectively. For the Fund Shares, Institutional Shares, and Adviser Shares, the performance adjustments were 0.06%, 0.04%, and 0.01%, respectively.

B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of average net assets of the Fund Shares and Adviser Shares, and 0.10% of average net assets of the Institutional Shares. For the six-month period ended January 31, 2015, the Fund Shares, Institutional Shares, and Adviser Shares incurred administration and servicing fees, paid or payable to the Manager, of $1,506,000, $635,000, and $56,000, respectively.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  65

================================================================================

   In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended January 31, 2015, the Fund reimbursed the Manager $53,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

C. EXPENSE LIMITATION - The Manager agreed, through December 1, 2014, to limit the total annual operating expenses of the Adviser Shares to 0.95% of its average net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and would reimburse the Adviser Shares for all expenses in excess of that amount. Effective December 1, 2014, the Manager terminated this agreement for the Adviser Shares. For the six-month period ended January 31, 2015, the Fund did not incur reimbursable expenses from the Manager.

D. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA
   Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. Transfer agent's fees for both the Fund Shares and Adviser Shares are paid monthly based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. SAS pays a portion of these fees to certain intermediaries for administration and servicing of accounts that are held with such intermediaries. Transfer agent's fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10% of the Institutional Shares' average net assets, plus out-of-pocket expenses. For the six-month period ended January 31, 2015, the Fund Shares, Institutional Shares and Adviser Shares incurred transfer agent's fees, paid or payable to SAS, of $1,447,000, $635,000, and $36,000, respectively.

================================================================================

66  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

E. DISTRIBUTION AND SERVICE (12B-1) FEES - The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Adviser Shares. Under the plan, the Adviser Shares pay fees to USAA Investment Management Company, the distributor, for distribution and shareholder services. USAA Investment Management Company pays all or a portion of such fees to intermediaries that make the Adviser Shares available for investment by their customers. The fee is accrued daily and paid monthly at an annual rate of 0.25% of the Adviser Shares' average net assets. Adviser Shares are offered and sold without imposition of an initial sales charge or a contingent deferred sales charge. For the six-month period ended January
   31, 2015, the Adviser Shares incurred distribution and service (12b-1) fees of $93,000.

F. UNDERWRITING SERVICES - USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES

The Fund offers its Institutional Shares for investment by other USAA funds and is one of 17 USAA mutual funds in which the affiliated USAA fund-of-funds may invest. The USAA fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control. As of January 31, 2015, the USAA fund-of-funds owned the following percentages of the total outstanding shares of the Fund:

AFFILIATED USAA FUND                                             OWNERSHIP %
----------------------------------------------------------------------------
USAA Cornerstone Conservative Fund                                   0.9
USAA Target Retirement Income Fund                                   1.7
USAA Target Retirement 2020 Fund                                     2.8
USAA Target Retirement 2030 Fund                                     3.5
USAA Target Retirement 2040 Fund                                     1.6
USAA Target Retirement 2050 Fund                                     0.1
USAA Target Retirement 2060 Fund                                     0.0*

*Represents less than 0.1%

================================================================================

                                            NOTES TO FINANCIAL STATEMENTS |   67

================================================================================

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At January 31, 2015, USAA and its affiliates owned 490,000 shares which represent 4.7% of the Adviser Shares and 0.2% of the Fund.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(8) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

During the six-month period ended January 31, 2015, in accordance with affiliated transaction procedures approved by the Board, purchases and sales of security transactions were executed between the Fund and the following affiliated USAA Fund at the then-current market price with no brokerage commissions incurred.

                                                      COST TO      NET REALIZED
        SELLER                  PURCHASER            PURCHASER    GAIN TO SELLER
--------------------------------------------------------------------------------
USAA Intermediate-Term     USAA Short-Term
 Bond Fund                  Bond Fund                $ 4,398,000     $ 479,000
USAA High Income Fund      USAA Intermediate-Term
                            Bond Fund                  2,015,000        15,000

================================================================================

68  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

(9) FINANCIAL HIGHLIGHTS - FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:


                               SIX-MONTH
                             PERIOD ENDED
                              JANUARY 31,                               YEAR ENDED JULY 31,
                          ---------------------------------------------------------------------------------------
                                2015                2014          2013           2012          2011          2010
                          ---------------------------------------------------------------------------------------
Net asset value at
 beginning of period      $    10.96          $    10.75      $    10.81   $    10.60    $    10.12    $     8.93
                          ---------------------------------------------------------------------------------------
Income (loss) from
 investment operations:
 Net investment income           .22                 .46             .48          .53           .56           .58
 Net realized and
  unrealized gain (loss)         .01                 .21            (.04)         .21           .47          1.19
                          ---------------------------------------------------------------------------------------
Total from investment
  operations                     .23                 .67             .44          .74          1.03          1.77
                          ---------------------------------------------------------------------------------------
Less distributions from:
 Net investment income          (.22)               (.46)           (.48)        (.53)         (.55)         (.58)
 Realized capital gains         (.02)               (.00)(a)        (.02)           -             -             -
                          ---------------------------------------------------------------------------------------
Total distributions             (.24)               (.46)           (.50)        (.53)         (.55)         (.58)
                          ---------------------------------------------------------------------------------------
Net asset value at
 end of period            $    10.95          $    10.96      $    10.75   $    10.81    $    10.60    $    10.12
                          =======================================================================================
Total return (%)*               2.06                6.37            4.08         7.27         10.44         20.30
Net assets at
 end of period (000)      $2,089,427          $1,926,334      $1,775,162   $2,117,767    $1,731,646    $1,248,509
Ratios to average
 net assets:**
 Expenses (%)(b)                 .69(e)              .68(d)          .65(d)       .65           .65           .65
 Expenses, excluding
  reimbursements (%)(b)          .69(e)              .70             .71          .72           .72           .69
 Net investment income (%)      3.94(e)             4.21            4.38         5.07          5.33          6.00
Portfolio turnover (%)             3                   8              10           17            16(c)         37
  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the
    Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended January 31, 2015, average net assets were
    $1,992,428,000.
(a) Represents less than $0.01 per share.
(b) Reflects total operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios as follows:
                                   -                   -            (.00%)(+)    (.00%)(+)     (.00%)(+)     (.00%)(+)
    (+) Represents less than 0.01% of average net assets.
(c) Reflects decreased trading activity due to market volatility.
(d) Prior to December 1, 2013, the Manager had voluntarily agreed to limit the annual expenses of the Fund Shares to 0.65% of the Fund Shares' average net assets.
(e) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  69

================================================================================

(9) FINANCIAL HIGHLIGHTS (continued) - INSTITUTIONAL SHARES

Per share operating performance for a share outstanding throughout each period is as follows:


                               SIX-MONTH
                             PERIOD ENDED
                              JANUARY 31,                               YEAR ENDED JULY 31,
                          ---------------------------------------------------------------------------------------
                                2015                2014          2013           2012          2011          2010
                          ---------------------------------------------------------------------------------------
Net asset value at
 beginning of period      $    10.96          $    10.75      $    10.81   $  10.60      $  10.12      $   8.93
                          -------------------------------------------------------------------------------------
Income (loss) from
 investment operations:
 Net investment income           .22                 .47             .49        .54           .58           .60
 Net realized and
   unrealized gain (loss)        .01                 .21            (.04)       .21           .48          1.19
                          -------------------------------------------------------------------------------------
Total from investment
 operations                      .23                 .68             .45        .75          1.06          1.79
                          -------------------------------------------------------------------------------------
Less distributions from:
 Net investment income          (.22)               (.47)           (.49)      (.54)         (.58)         (.60)
 Realized capital gains         (.02)               (.00)(a)        (.02)         -             -             -
                          -------------------------------------------------------------------------------------
Total distributions             (.24)               (.47)           (.51)      (.54)         (.58)         (.60)
                          -------------------------------------------------------------------------------------
Net asset value at
 end of period            $    10.95          $    10.96      $    10.75   $  10.81      $  10.60      $  10.12
                          =====================================================================================
Total return (%)*               2.11                6.49            4.18       7.37         10.66         20.53
Net assets at
 end of period (000)      $1,273,101          $1,284,768      $1,132,579   $336,501      $194,889      $116,451
Ratios to average
 net assets:**
 Expenses (%)(b)                 .57(e)              .56             .55        .56           .45(c)        .46(c)
 Net investment
  income (%)                    4.05(e)             4.32            4.41       5.13          5.53          6.15
Portfolio turnover (%)             3                   8              10         17            16(d)         37
  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the
    Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended January 31, 2015, average net assets were
    $1,260,088,000.
(a) Represents less than $0.01 per share.
(b) Reflects total operating expenses of the Institutional Shares before reductions of any expenses paid indirectly. The Institutional Shares'
    expenses paid indirectly decreased the expense ratios as follows:
                                   -                   -            (.00%)(+)  (.00%)(+)     (.00%)(+)     (.00%)(+)

    (+) Represents less than 0.01% of average net assets.
(c) Prior to December 1, 2010, the Manager had voluntarily agreed to limit the annual expenses of the Institutional Shares to 0.91% of the Institutional
    Shares' average net assets.
(d) Reflects decreased trading activity due to market volatility.
(e) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

70  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

(9) FINANCIAL HIGHLIGHTS (continued) - ADVISER SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                    SIX-MONTH
                                  PERIOD ENDED                                             PERIOD ENDED
                                   JANUARY 31,            YEAR ENDED JULY 31,                JULY 31,
                                  ---------------------------------------------------------------------
                                       2015           2014        2013        2012              2011***
                                  ---------------------------------------------------------------------
Net asset value at
 beginning of period              $  10.95         $ 10.74        $10.80         $10.60         $10.11
                                  --------------------------------------------------------------------
Income (loss) from investment
 operations:
 Net investment income                 .20(a)          .39(a)        .45            .50            .52
 Net realized and unrealized
   gain (loss)                         .04(a)          .25(a)       (.04)           .20            .49
                                  --------------------------------------------------------------------
Total from investment
  operations                           .24(a)          .64(a)        .41            .70           1.01
                                  --------------------------------------------------------------------
Less distributions from:
 Net investment income                (.21)           (.43)         (.45)          (.50)          (.52)
 Realized capital gains               (.02)           (.00)(b)      (.02)             -              -
                                  --------------------------------------------------------------------
Total distributions                   (.23)           (.43)         (.47)          (.50)          (.52)
                                  --------------------------------------------------------------------
Net asset value at end
 of period                        $  10.94         $ 10.95        $10.74         $10.80         $10.60
                                  ====================================================================
Total return (%)*                     1.96            6.08          3.77           6.86          10.19
Net assets at end of
 period (000)                     $114,513         $42,799        $8,890         $7,929         $6,109
Ratios to average net assets:**
 Expenses (%)(c)                       .88(d),(f)      .94           .95            .95            .95(d)
 Expenses, excluding
   reimbursements (%)(c)               .88(d),(f)      .94          1.06           1.14           1.70(d)
 Net investment income (%)            3.68(d)         3.83          4.07           4.76           5.02(d)
Portfolio turnover (%)                   3               8            10             17             16(e)
  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the
    Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended January 31, 2015, average net assets were
    $74,333,000.
*** Adviser Shares were initiated on August 1, 2010.
(a) Calculated using average shares. For the six-month period ended January
    31, 2015, average shares were 6,912,000.
(b) Represents less than $0.01 per share.
(c) Reflects total operating expenses of the Adviser Shares before reductions of any expenses paid indirectly. The Adviser Shares' expenses paid indirectly decreased the expense ratios as follows:
                                         -               -          (.00%)(+)      (.00%)(+)      (.00%)(+)
    (+) Represents less than 0.01% of average net assets.
(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(e) Reflects decreased trading activity due to market volatility.
(f) Prior to December 1, 2014, the Manager had voluntarily agreed to limit the annual expenses of the Adviser Shares to .95% of the Adviser Shares' average net assets.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  71

================================================================================

EXPENSE EXAMPLE

January 31, 2015 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, distribution and service (12b-1) fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of August 1, 2014, through January 31, 2015.

ACTUAL EXPENSES

The line labeled "actual" under each share class in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to

================================================================================

72  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.


                                                                               EXPENSES PAID
                                     BEGINNING               ENDING            DURING PERIOD*
                                   ACCOUNT VALUE          ACCOUNT VALUE       AUGUST 1, 2014 -
                                   AUGUST 1, 2014        JANUARY 31, 2015     JANUARY 31, 2015
                                   -----------------------------------------------------------
FUND SHARES
Actual                               $1,000.00              $1,020.60              $3.51

Hypothetical
 (5% return before expenses)          1,000.00               1,021.73               3.52

INSTITUTIONAL SHARES
Actual                                1,000.00               1,021.10               2.90

Hypothetical
 (5% return before expenses)          1,000.00               1,022.33               2.91

ADVISER SHARES
Actual                                1,000.00               1,019.60               4.48

Hypothetical
 (5% return before expenses)          1,000.00               1,020.77               4.48

*Expenses are equal to the annualized expense ratio of 0.69% for Fund Shares, 0.57% for Institutional Shares, and 0.88% for Adviser Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of 2.06% for Fund Shares, 2.11% for Institutional Shares, and 1.96% for Adviser Shares for the six-month period of August 1, 2014, through January 31, 2015.

================================================================================

                                                           EXPENSE EXAMPLE |  73

================================================================================

TRUSTEES                               Daniel S. McNamara
                                       Robert L. Mason, Ph.D.
                                       Jefferson C. Boyce
                                       Dawn M. Hawley
                                       Paul L. McNamara
                                       Barbara B. Ostdiek, Ph.D.
                                       Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                      USAA Asset Management Company
INVESTMENT ADVISER                     P.O. Box 659453
                                       San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                        USAA Investment Management Company
DISTRIBUTOR                            P.O. Box 659453
                                       San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                         USAA Shareholder Account Services
                                       9800 Fredericksburg Road
                                       San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                          State Street Bank and Trust Company
ACCOUNTING AGENT                       One Lincoln Street
                                       Boston, Massachusetts 02111
--------------------------------------------------------------------------------
INDEPENDENT                            Ernst & Young LLP
REGISTERED PUBLIC                      100 West Houston St., Suite 1800
ACCOUNTING FIRM                        San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                            Under "My Accounts" on
SELF-SERVICE 24/7                      usaa.com select your mutual fund
AT usaa.com                            account and either click the link or
                                       select 'I want to...' and select
OR CALL                                the desired action.
(800) 531-USAA
        (8722)
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at usaa.com; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA
       9800 Fredericksburg Road                             --------------
       San Antonio, TX 78288                                   PRSRT STD
                                                             U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------

>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on usaa.com select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]                                        [LOGO OF RECYCLE PAPER]
        USAA        We know what it means to serve.(R)             10%

   =============================================================================
   40049-0315                                (C)2015, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Corporate Governance Committee selects and nominates candidates for membership on the Board as independent trustees. The Corporate Governance Committee selects and nominates candidates for membership on the Board as independent trustees. The Corporate Governance Committee has adopted procedures to consider Board candidates suggested by shareholders. The procedures are initiated by the receipt of nominations submitted by a fund shareholder sent to Board member(s) at the address specified in fund disclosure documents or as received by AMCO or a fund officer. Any recommendations for a nomination by a shareholder, to be considered by the Board, must include at least the following information: name; date of birth; contact information; education; business profession and other expertise; affiliations; experience relating to serving on the Board; and references. The Corporate Governance Committee gives shareholder recommendations the same consideration as any other candidate.




ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.













                                  SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended January 31, 2015

By:*     /S/ DANIEL J. MAVICO
         -----------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:    March 26, 2015
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:*     /S/ DANIEL S. MCNAMARA
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     March 30, 2015
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     March 30, 2015
         ------------------------------

*Print the name and title of each signing officer under his or her signature.